Goldman Sachs Trust

Institutional Liquid Assets

▶	Prime Obligations Portfolio

▶	Money Market Portfolio

▶	Government Portfolio

▶	Treasury Obligations Portfolio

▶	Treasury Instruments Portfolio

▶	Federal Portfolio

▶	Tax-Exempt Diversified Portfolio

▶	Tax-Exempt California Portfolio

▶	Tax-Exempt New York Portfolio

ANNUAL REPORT
December 31, 2000

This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio’s objectives and policies, management, expenses and other information.

Goldman Sachs Trust
Institutional Liquid Assets

Annual Report

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust Institutional Liquid Assets (ILA) Portfolios during the one-year reporting period that ended December 31, 2000.

The Economy in Review
The year began with the Federal Reserve Board (the “Fed”) remaining diligent in its quest to slow economic growth and circumvent a potential increase in inflation. In February, the U.S. economic expansion hit a record nine years. However, the Fed was not in a celebratory mood, and it vowed to remain steadfast in its resolve to cool the economy. Then, following six consecutive rate hikes, the Fed left rates unchanged in June. This was due to signs that growth was moderating and encouraging unemployment figures. The Fed continued to hold rates steady, while maintaining its stance that rates could again be raised if inflationary signs developed.
    However, U.S. economic activity continued to temper as the year progressed. By the fourth quarter, many financial and economic indicators suggested an increasing probability of a recession. The most significant signs of moderation included weak production data, higher weekly unemployment claims and lower consumer confidence. This triggered “dovish” comments by Fed Chairman Alan Greenspan that the Fed’s next expected move would be from a “tightening” to an “easing” bias.
    Another major factor affecting the bond market during the first half of the year was the U.S. Treasury Department’s decision to buy back long maturity debt. The reduction in supply was aimed at reducing the average maturity and interest cost of Treasury debt. By the end of the year, the Treasury repurchased a total of $30 billion in debt. This led to a sharp increase in demand for 30-year bonds, resulting in a sharp rally and an inverted yield curve.

2000 Credit Review
Early in the year, the strong underlying economic conditions remained supportive of corporate performance. Merger and acquisition activity and IPOs continued at a blistering pace, driven in no small part by the rapidly developing demands of e-commerce on both new and traditional firms. However, most important was evidence towards the beginning of summer that Fed interest-rate hikes had begun to have the desired effect as the economy gradually began to slow.
    During the second half of the year, most sectors of the bond market excelled, driven by the anticipation that the Fed would begin to lower interest rates. This, coupled with the Treasury buy-back program, helped Treasury securities—especially longer-term issues—to outperform other sectors of the market. In the slowing economic environment, corporate bonds, and in particular longer-term high yield bonds, generated very poor results. This was exacerbated by heavy outflows from high yield mutual fund and institutional investors.
    The international environment initially benefited primarily from the strong American performance, but also from a solid upturn in Europe, as well as the ongoing recovery in Asia. Institutional restructuring in Europe continued to be very active, especially as interest rates remained stable. Japan was the weak link in the major markets with analysts divided over whether the nascent recovery evident in the first half could be accelerated or even sustained.
    As the year progressed, international bonds posted mixed results. The European Central Bank (ECB) raised rates in August in response to higher inflation, the increased money supply and a weak Euro. The ECB then surprised the markets in October by raising rates another 25 basis points. Although it subsequently left rates unchanged, the ECB remained hawkish—pointing to inflation levels remaining above its 2% target range. In Japan, the Bank of Japan raised rates for the first time in a decade, causing some initial weakness in bonds. However, household spending and retail sales were weaker than expected. During the fourth quarter, Japanese government bonds performed well, as political uncertainty mounted and the Nikkei 225 Index reached new lows. As the quarter progressed, Japanese bonds gave up some of the earlier gains as investors took profits.

Strategy
Taxable—Economic data continues to indicate that a significant amount of Fed easing is very likely, and in fact, the threat of a recession has increased. Therefore, we will continue to seek out attractive opportunities to maintain the Portfolios’ laddered structure by purchasing securities in the six- to twelve-month sector of the yield curve. Looking forward, we will seek to attain a Weighted Average Maturity (WAM) range of between 45 and 55 days for the Portfolios.

Tax Exempt—We maintained WAM toward the midpoint of our range and we continue to look for opportunities in the six-month to one-year area of the yield curve. We believe the Fed’s more accommodative monetary policy, combined with the strong technical factors we are expecting in January, should cause the tax-exempt market to rally further in the new year.

Summary of ILA Portfolios Institutional Units/Shares* as of December 31, 2000.

ILA Portfolios	Standardized 7-Day Current Yield	Standardized 7-Day Effective Yield	1-Month Simple Average Yield	Weighted Avg. Maturity (days)
Prime Obligations	6.20%	6.39%	6.20%	19

Money Market	6.27	6.47	6.26	44

Government	6.15	6.34	6.16	20

Treasury Obligations	5.94	6.12	6.06	10

Treasury Instruments	5.57	5.72	5.85	52

Federal	6.10	6.29	6.13	45

Tax-Exempt Diversified	4.23	4.32	3.83	43

Tax-Exempt California	3.58	3.64	3.28	46

Tax-Exempt New York	4.07	4.15	3.65	36

*ILA offers three separate classes of units (Institutional, Administration, Service) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/shareholders to different services. The Administration and Service Units offer financial institutions the opportunity to receive a fee for providing administrative support. The Administration Units pay 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service Units pay 0.40% plus 0.10% from the adviser for a total of 0.50%. The Cash Management Shares pay 0.50% plus 0.30% for a total of 0.80%. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which may be subject to contingent deferred sales charges. If these fees and/or charges were reflected in the above performance, performance would have been reduced. Past performance is no guarantee of future results. Yields will vary. An investment in one of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios. More complete information, including management fees and expenses, is included in the ILA Portfolios’ prospectus, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Goldman Sachs Trust
Institutional Liquid Assets

Outlook and Strategies for 2001
Economic Outlook
On January 3, 2001, the Fed eased monetary policy by lowering the Fed Funds target rate from 6.5% to 6.0%. Although this move was highly anticipated, the inter-meeting timing came as a surprise. In addition, it marked the largest rate cut between meetings since the 1991 recession. For the U.S. economy, Goldman Sachs economists now expect real GDP to dip slightly to about 2% growth in 2001 and a 1% setback in corporate profits with weakness evident in both production and demand. We believe the Fed’s rate cut signals a greater sense of urgency about the risk of a recession. Accordingly, we now look for 100-200 basis points of additional easing over the next 12 months, mostly within the next few months.
    In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services, while seeking to provide competitive performance. We welcome your suggestions and questions and look forward to another productive year in 2001.

Goldman Sachs Money Market Management Team
January 12, 2001

Goldman Sachs Trust
Institutional Liquid Assets

Taxable Portfolios

Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

Money Market Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

Government Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

Treasury Obligations Portfolio. The Portfolio invests in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Treasury Instruments Portfolio. The Portfolio invests in securities issued by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

Federal Portfolio. The Portfolio invests in securities of the U.S. government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Portfolios

Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.

Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City income taxes.

Statement of Investments

ILA Prime Obligations Portfolio

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—41.7%
Asset Backed
Asset Portfolio Funding Corp.
$ 25,000,000	6.28%	03/16/2001	$ 24,677,278
Centric Capital Corp.
25,000,000	6.55	01/16/2001	24,931,771
Corporate Receivables Corp.
30,000,000	6.53	01/12/2001	29,940,142
CXC, Inc.
40,000,000	6.55	01/12/2001	39,919,944
Delaware Funding Corp.
35,804,000	6.53	01/17/2001	35,700,089
Edison Asset Securitization Corp.
25,000,000	6.53	02/06/2001	24,836,750
Falcon Asset Securitization Corp.
15,000,000	6.53	01/10/2001	14,975,513
International Securitization Corp.
10,237,000	6.49	03/12/2001	10,107,815
Intrepid Funding Notes
25,000,000	6.55	01/25/2001	24,890,833
Jupiter Securitization Corp.
10,000,000	6.60	01/05/2001	9,992,667
14,620,000	6.60	01/08/2001	14,601,237
Preferred Receivables Funding
40,000,000	6.58	01/08/2001	39,948,822
Receivables Capital Corp.
40,000,000	6.53	01/10/2001	39,934,700
Business Credit Institutions
General Electric Capital Corp.
15,000,000	6.51	02/01/2001	14,915,912
Commercial Banks
Wells Fargo & Co.
25,000,000	6.55	01/26/2001	24,886,285

Total Commercial Paper and Corporate Obligations			$374,259,758

Bank and Medium-Term Notes—6.4%
BankOne, N.A.
$ 25,000,000	6.48%	01/10/2001	$ 24,999,693
7,000,000	6.55	01/16/2001	6,999,857
SunTrust Bank
15,000,000	6.78	04/18/2001	14,998,749
U.S. Bank, N.A.
10,000,000	6.73	02/08/2001	9,999,482

Total Bank and Medium-Term Notes			$ 56,997,781

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificates of Deposit—4.5%
First Union National Bank
$ 5,000,000	6.55%	01/24/2001	$ 5,000,000
15,000,000	6.73	02/12/2001	15,000,000
Huntington National Bank
10,000,000	6.52	01/16/2001	9,999,797
Southtrust Bank of Alabama, N.A.
10,000,000	6.71	03/09/2001	9,999,303

Total Certificates of Deposit			$ 39,999,100

Variable Rate Obligations#—27.1%
Associates Corp. of North America
$ 25,000,000	6.60%	01/16/2001	$ 24,996,533
AT&T Corp.
20,000,000	6.69	01/08/2001	19,999,297
Bank of America, N.A.
25,000,000	6.65	01/02/2001	25,000,000
Comerica Bank Detroit
35,000,000	6.68	01/16/2001	35,000,000
Fleet National Bank
10,000,000	6.87	01/12/2001	10,008,783
Ford Motor Credit Co.
25,000,000	6.97	01/16/2001	25,021,922
Keybank, N.A.
20,000,000	6.73	01/02/2001	19,998,105
Merrill Lynch & Co., Inc.
13,000,000	6.78	03/05/2001	13,002,845
Monumental Life Insurance Co.
20,000,000	6.79	01/01/2001	20,000,000
Pacific Mutual Life Insurance Co.
25,000,000	6.85	01/01/2001	25,000,000
SBC Communications Capital Corp.
25,000,000	6.71	02/01/2001	25,000,000

Total Variable Rate Obligations			$243,027,485

Total Investments before Repurchase Agreements			$714,284,124

Repurchase Agreements*—19.6%
Joint Repurchase Agreement Account I
$ 50,700,000	6.15%	01/02/2001	$ 50,700,000
Joint Repurchase Agreement Account II
125,000,000	6.48	01/02/2001	125,000,000

Total Repurchase Agreements			$175,700,000

Total Investments			$889,984,124

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Prime Obligations Portfolio    (continued)

December 31, 2000

#	Variable rate security-based index is either LIBOR, one month Commercial Paper, Federal Funds, or Prime Lending rate.

*	Unless noted, all repurchase agreements were entered into on December 29, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—38.3%
Asset Backed
Asset Portfolio Funding Corp.
$ 25,000,000	6.28%	03/16/2001	$ 24,677,278
Asset Securitization Corp.
25,000,000	6.53	01/10/2001	24,959,188
Atlantis One Funding Corp.
60,000,000	6.62	01/16/2001	59,834,500
15,000,000	6.53	02/13/2001	14,883,004
25,000,000	6.50	02/21/2001	24,769,792
Bavaria TRR Corp.
40,000,000	6.60	01/22/2001	39,846,000
Corporate Receivables Corp.
20,000,000	6.53	01/12/2001	19,960,094
Delaware Funding Corp.
75,000,000	6.53	02/13/2001	74,415,021
Edison Asset Securitization Corp.
17,983,000	6.53	02/05/2001	17,868,833
25,000,000	6.53	02/06/2001	24,836,750
50,000,000	6.53	02/07/2001	49,664,430
Enterprise Funding Corp.
59,200,000	6.53	01/17/2001	59,028,188
Falcon Asset Securitization Corp.
50,000,000	6.54	02/07/2001	49,663,917
Fidex PLC
25,000,000	6.59	02/27/2001	24,739,146
Forrestal Funding
25,872,000	6.61	01/24/2001	25,762,741
Intrepid Funding Notes
25,000,000	6.55	01/23/2001	24,899,931
16,659,000	6.54	02/13/2001	16,528,865
Liberty Street Funding Corp.
50,000,000	6.64	01/17/2001	49,852,444
Park Avenue Receivables Corp.
75,000,000	6.53	01/22/2001	74,714,313
Surrey Funding Corp.
50,000,000	6.56	01/12/2001	49,899,778
Tulip Funding Corp.
78,064,000	6.55	01/19/2001	77,808,340
Business Credit Institutions
General Electric Capital Corp.
20,000,000	6.51	02/01/2001	19,887,883
Commercial Banks
Bank of America Corp.
25,000,000	6.48	03/09/2001	24,698,500
Banque Et Caisse D’Epargne et de Credit
20,000,000	6.52	02/20/2001	19,818,889
Baus Funding LLC
50,000,000	6.58	01/24/2001	49,789,806
C.S. First Boston Corp.
25,000,000	6.47	03/06/2001	24,712,444
Fortis Funding LLC
15,000,000	6.47	03/12/2001	14,811,292
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)
Commercial Banks (continued)
Landesbank Schleswig-Holstein Girozentrale
$ 15,000,000	6.19%	11/16/2001	$ 14,177,246
10,000,000	6.17	11/27/2001	9,434,416
Nordbanken North America, Inc.
20,000,000	6.60	01/23/2001	19,919,333
Printing & Publishing
Gannett Co., Inc.
23,500,000	6.52	02/09/2001	23,334,012

Total Commercial Paper and Corporate Obligations			$1,049,196,374

Bank and Medium-Term Notes—2.7%
AT&T Corp.
$ 10,000,000	6.67%	03/08/2001	$ 10,000,000
Bank of America, N.A.
50,000,000	6.46	06/08/2001	50,000,000
U.S. Bank, N.A.
10,000,000	6.73	02/08/2001	9,999,482
5,000,000	6.57	11/23/2001	4,998,728

Total Bank and Medium-Term Notes			$ 74,998,210

Bank and Medium-Term Notes-Eurodollar—2.7%
Bank of Scotland Treasury Services
$ 15,000,000	6.77%	01/19/2001	$ 14,999,622
BBVA Global Finance Ltd.
30,000,000	6.76	01/26/2001	30,001,742
France Telecom S.A.
25,000,000	6.73	01/16/2001	24,999,947
Oesterreichische Kontrollbank AG
5,000,000	8.50	03/06/2001	5,013,135

Total Bank and Medium-Term Notes-Eurodollar			$ 75,014,446

Certificates of Deposit—1.8%
First Union National Bank
$ 10,000,000	6.55%	01/24/2001	$ 10,000,000
Huntington National Bank
15,000,000	6.52	01/16/2001	14,999,695
Southtrust Bank, N.A.
25,000,000	6.70	03/02/2001	25,000,000

Total Certificates of Deposit			$ 49,999,695

Certificates of Deposit-Eurodollar—2.0%
Bayerische Hypo-und Vereinsbank AG
$ 20,000,000	6.60%	11/23/2001	$ 20,001,697
Credit Agricole Indosuez
15,000,000	6.75	10/10/2001	15,041,666
Westdeutsche Landesbank
20,000,000	6.63	11/16/2001	20,000,000

Total Certificates of Deposit-Eurodollar			$ 55,043,363

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificates of Deposit-Yankeedollar—8.3%
Bank of Scotland, New York
$ 10,000,000	6.70%	02/14/2001	$ 9,999,428
10,000,000	6.70	02/15/2001	9,999,415
Commerzbank, New York
11,000,000	6.60	02/01/2001	10,999,556
Deutsche Bank, New York
10,000,000	6.54	01/16/2001	9,999,797
20,000,000	6.67	03/08/2001	19,998,284
15,000,000	7.07	05/03/2001	14,998,577
Landesbank Baden-Wuerttemberg
25,000,000	6.36	06/12/2001	25,000,545
Royal Bank of Canada, New York
10,000,000	6.47	01/10/2001	9,999,877
Societe Generale, New York
20,000,000	6.88	04/30/2001	19,998,765
Svenska Handelsbanken, New York
10,000,000	6.77	03/22/2001	9,999,168
UBS AG
25,000,000	6.48	03/01/2001	25,000,404
25,000,000	6.88	04/30/2001	24,998,456
Westpac Banking Corp.
35,000,000	6.78	04/17/2001	34,997,110

Total Certificates of Deposit-Yankeedollar			$ 225,989,382

Time Deposits—5.5%
Canadian Imperial Bank of Commerce
$ 50,000,000	6.44%	01/02/2001	$ 50,000,000
Den Danske Bank
100,000,000	6.44	01/02/2001	100,000,000

Total Time Deposits			$ 150,000,000

Variable Rate Obligations#—32.4%
Abbey National Treasury Services
$ 50,000,000	6.61%	01/16/2001	$ 49,984,506
15,000,000	6.56	01/25/2001	14,993,897
35,000,000	6.60	01/25/2001	34,994,382
Asset Securitization Corp.
25,000,000	6.64	01/12/2001	24,999,928
AT&T Corp.
20,000,000	6.69	01/08/2001	19,999,297
Bank Austria AG
35,000,000	6.64	01/22/2001	34,994,407
Bank of America, N.A.
25,000,000	6.65	01/02/2001	25,000,000
Bank of Scotland Treasury Services
20,000,000	6.65	03/05/2001	20,000,000
Bayerische Hypo-und Vereinsbank AG
50,000,000	6.56	01/30/2001	49,990,997
Bayerische Landesbank, New York
15,000,000	6.73	01/02/2001	14,997,182
25,000,000	6.57	01/29/2001	24,998,061
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations# (continued)
BellSouth Telecommunications, Inc.
$ 50,000,000	6.56%	03/05/2001	$ 50,000,000
Canadian Imperial Bank of Commerce
50,000,000	6.56	01/30/2001	49,989,996
Commerzbank, New York
30,000,000	6.57	01/29/2001	29,997,635
Credit Communal de Belgique S.A.
20,000,000	6.48	03/14/2001	19,998,070
DaimlerChrysler, N.A. Corp.
20,000,000	6.62	02/22/2001	19,997,925
Dresdner Bank AG, New York
50,000,000	6.58	01/29/2001	49,995,370
J.P. Morgan & Co., Inc.
25,000,000	6.75	01/08/2001	25,000,000
Merrill Lynch & Co., Inc.
15,000,000	6.76	01/12/2001	15,000,000
15,000,000	7.10	01/12/2001	15,001,410
5,800,000	6.84	01/23/2001	5,800,386
15,000,000	6.98	02/01/2001	15,003,018
25,000,000	6.58	03/15/2001	25,001,991
Monumental Life Insurance Co.
25,000,000	6.79	01/01/2001	25,000,000
National City Bank
25,000,000	6.64	01/22/2001	24,995,684
National Rural Utilities Corp.
50,000,000	6.73	01/22/2001	50,000,000
Nationwide Building Society
35,000,000	6.72	01/12/2001	35,000,000
New York Life Insurance Co.
10,000,000	6.76	03/01/2001	10,000,000
Old Kent Bank and Trust Co.
15,000,000	6.65	01/02/2001	14,998,931
PNC Bank, N.A.
25,000,000	6.60	01/29/2001	24,996,402
Societe Generale, New York
10,000,000	6.56	01/29/2001	9,999,051
Westdeutsche Landesbank
35,000,000	6.57	01/23/2001	34,996,215
20,000,000	6.57	01/29/2001	19,998,449

Total Variable Rate Obligations			$ 885,723,190

Total Investments before Repurchase Agreements			$2,565,964,660

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements*—5.7%
Joint Repurchase Agreement Account I
$ 54,900,000	6.15%	01/02/2001	$ 54,900,000
Joint Repurchase Agreement Account II
100,000,000	6.48	01/02/2001	100,000,000

Total Repurchase Agreements			$ 154,900,000

Total Investments			$2,720,864,660

#	Variable rate security-based index is either U.S. Treasury Bill, LIBOR, Federal Funds, or Prime lending rate.

*	Unless noted, all repurchase agreements were entered into on December 29, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio

December 31, 2000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—59.5%
Federal Home Loan Bank
$15,000,000	6.51	%#	01/17/2001	$ 14,995,142
10,000,000	6.55	#	01/19/2001	9,994,559
Federal Home Loan Mortgage Corp.
15,000,000	6.59	#	01/10/2001	14,999,816
25,000,000	6.45	#	01/21/2001	24,987,816
22,000,000	6.39		03/01/2001	21,769,605
Federal National Mortgage Association
8,000,000	6.52	#	01/02/2001	7,998,055
9,500,000	5.00		01/05/2001	9,497,720
8,844,000	6.45		01/18/2001	8,817,063
19,000,000	6.49	#	03/01/2001	18,997,543

Total U.S. Government Agency Obligations				$132,057,319

Total Investments before Repurchase Agreements				$132,057,319

Repurchase Agreements*—40.2%
Joint Repurchase Agreement Account I
$49,200,000	6.15%		01/02/2001	$ 49,200,000
Joint Repurchase Agreement Account II
40,000,000	6.48		01/02/2001	40,000,000

Total Repurchase Agreements				$ 89,200,000

Total Investments				$221,257,319

#	Variable rate security-based index is either LIBOR, one month Commercial Paper, Federal Funds, or Prime Lending rate.

*	Unless noted, all repurchase agreements were entered into on December 29, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—5.5%
United States Treasury Notes
$ 8,000,000	4.50%	01/31/2001	$ 7,989,286
7,000,000	5.38	02/15/2001	6,992,516
16,000,000	5.00	02/28/2001	15,966,026
8,000,000	4.88	03/31/2001	7,970,687
10,000,000	5.63	05/15/2001	9,971,300

Total U.S. Treasury Obligations			$ 48,889,815

Total Investments before Repurchase Agreements			$ 48,889,815

Repurchase Agreements ∧ *—94.7%
ABN / AMRO, Inc.
$ 44,000,000	5.85%	01/02/2001	$ 44,000,000
Maturity Value: $44,028,600
Bank of America
35,000,000	6.00	01/02/2001	35,000,000
Maturity Value: $35,023,333
Barclays Bank
44,000,000	6.12	01/02/2001	44,000,000
Maturity Value: $44,029,920
Bear Stearns Cos., Inc.
44,000,000	5.38	01/02/2001	44,000,000
Maturity Value: $44,026,302
C.S. First Boston Corp.
35,000,000	6.38	01/08/2001	35,000,000
Maturity Value: $35,198,489
Dated: December 7, 2000
Deutsche Bank
35,000,000	6.40	01/02/2001	35,000,000
Maturity Value: $35,180,444
Dated: December 4, 2000
Goldman, Sachs & Co.
35,000,000	6.21	03/20/2001	35,000,000
Maturity Value: $35,543,375
Dated: December 20, 2000
Greenwich Capital
44,000,000	6.00	01/02/2001	44,000,000
Maturity Value: $44,029,333
Joint Repurchase Agreement Account I
352,600,000	6.15	01/02/2001	352,600,000
Lehman Brothers Holdings
35,000,000	6.37	01/02/2001	35,000,000
Maturity Value: $35,179,599
Dated: December 4, 2000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements—(continued)
Merrill Lynch & Co., Inc.
$ 44,000,000	6.10%	01/02/2001	$44,000,000
Maturity Value: $44,029,822
Salomon Smith Barney, Inc.
40,000,000	6.25	01/05/2001	40,000,000
Maturity Value: $40,201,389
Dated: December 7, 2000
Societe Generale
35,000,000	6.00	01/02/2001	35,000,000
Maturity Value: $35,023,333
UBS Warburg LLC
25,000,000	6.52	02/02/2001	25,000,000
Maturity Value: $25,805,944
Dated: August 8, 2000

Total Repurchase Agreements	$847,600,000

Total Investments	$896,489,815

∧	At December 31, 2000, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on December 29, 2000.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Instruments Portfolio

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—99.6%
United States Treasury Bills
$ 4,000,000	6.14%	01/04/2001	$ 3,997,955
28,600,000	5.93	01/25/2001	28,486,935
100,000	6.16	01/25/2001	99,589
22,000,000	5.89	02/01/2001	21,888,417
5,600,000	6.17	02/15/2001	5,556,810
6,500,000	5.55	02/22/2001	6,447,892
69,700,000	6.11	03/01/2001	69,002,623
17,800,000	5.25	03/29/2001	17,574,162
50,000,000	5.88	03/29/2001	49,289,500
United States Treasury Notes
50,000,000	4.50	01/31/2001	49,941,406
35,000,000	5.00	02/28/2001	34,934,756
50,000,000	5.63	02/28/2001	49,983,582

Total U.S. Treasury Obligations			$337,203,627

Total Investments			$337,203,627

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio

December 31, 2000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—99.6%
Federal Farm Credit Bank
$ 25,000,000	6.50%		01/01/2001	$ 25,000,000
45,000,000	6.64#		01/01/2001	44,986,527
30,000,000	6.48	#	01/02/2001	29,994,464
633,500,000	6.49#		01/02/2001	633,500,000
18,357,000	6.18		01/02/2001	18,353,849
25,000,000	6.88#		01/03/2001	25,000,000
15,000,000	6.40		01/03/2001	14,994,667
50,000,000	6.39		01/08/2001	49,937,875
26,000,000	6.38		01/10/2001	25,958,530
40,000,000	6.54#		01/13/2001	39,989,057
200,000,000	6.48#		01/15/2001	200,000,000
25,000,000	6.37		01/17/2001	24,929,222
25,000,000	6.37		01/18/2001	24,924,799
36,000,000	6.34		01/22/2001	35,866,860
50,000,000	6.38		01/24/2001	49,796,194
80,000,000	6.19		01/25/2001	79,669,867
21,000,000	6.26		01/25/2001	20,912,360
20,000,000	6.35		01/25/2001	19,915,333
55,000,000	6.20		01/26/2001	54,763,194
20,000,000	6.35		01/26/2001	19,911,806
35,000,000	6.34		01/29/2001	34,827,411
55,000,000	6.35		02/08/2001	54,631,347
30,000,000	6.31		02/20/2001	29,737,083
4,700,000	6.14		02/22/2001	4,658,316
50,000,000	6.33		02/22/2001	49,542,834
40,000,000	6.60		03/01/2001	39,999,567
100,000,000	6.32		03/02/2001	98,946,667
26,000,000	5.97		04/11/2001	25,568,833
95,000,000	6.40		11/01/2001	95,133,130
12,160,000	6.07		11/07/2001	11,524,404
Federal Home Loan Bank
150,000,000	6.62#		01/01/2001	149,934,658
40,000,000	6.50	#	01/02/2001	39,998,509
30,000,000	6.45#		01/02/2001	29,986,286
72,000,000	6.47#		01/02/2001	71,984,966
100,000,000	6.49#		01/02/2001	99,994,933
40,000,000	6.51#		01/02/2001	40,000,000
40,000,000	6.38#		01/03/2001	40,000,000
55,700,000	6.43		01/05/2001	55,660,205
6,100,000	6.36		01/10/2001	6,090,301
130,000	6.46		01/10/2001	129,790
117,625,000	6.42		01/12/2001	117,394,259
100,000,000	6.58#		01/12/2001	99,946,896
130,000,000	6.51#		01/15/2001	129,944,742
85,000,000	6.52#		01/15/2001	84,963,869
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$ 19,000,000	6.42%	01/17/2001	$ 18,945,786
120,000,000	6.51#	01/17/2001	119,961,140
35,000,000	6.36	01/18/2001	34,999,528
106,216,000	6.43	01/19/2001	105,874,515
22,850,000	6.44	01/19/2001	22,776,423
100,000,000	6.55#	01/19/2001	99,945,587
110,000,000	6.50#	01/20/2001	109,963,836
19,923,000	6.45	01/22/2001	19,848,040
7,256,000	6.42	01/24/2001	7,226,238
40,000,000	6.43	01/26/2001	39,821,389
65,813,000	6.46	01/26/2001	65,517,755
136,344,000	6.42	01/31/2001	135,614,560
90,000,000	6.46	01/31/2001	89,515,500
40,000,000	6.35	02/01/2001	39,997,899
25,000,000	6.40	02/09/2001	24,826,667
19,435,000	6.39	02/14/2001	19,283,213
9,111,000	6.39	02/16/2001	9,036,609
158,000,000	6.53#	02/17/2001	157,932,591
4,128,000	6.38	02/21/2001	4,090,690
48,000,000	6.17	02/23/2001	47,563,987
31,008,000	6.40	02/23/2001	30,716,064
75,000,000	6.35	03/02/2001	74,206,250
127,099,000	6.28	03/07/2001	125,657,838
75,000,000	6.29#	03/15/2001	74,961,624
20,250,000	6.50	03/15/2001	20,240,835
20,000,000	6.16	03/16/2001	19,746,755
37,617,000	6.09	03/21/2001	37,114,280
75,000,000	6.13	03/21/2001	73,991,103
105,000,000	6.14	03/21/2001	103,585,242
29,962,000	6.09	03/23/2001	29,551,446
100,000,000	6.25#	03/28/2001	99,964,005
10,000,000	6.52	03/28/2001	9,995,238
100,000,000	5.98	04/11/2001	98,338,889
33,400,000	6.63	05/02/2001	33,371,966
50,000,000	6.68	05/08/2001	50,000,000
20,000,000	6.17	05/23/2001	19,513,256
13,000,000	6.16	05/30/2001	12,668,558
30,000,000	6.10	06/01/2001	29,232,416
15,786,000	6.17	06/01/2001	15,377,463
500,000	5.80	06/22/2001	486,144
10,000,000	6.50	09/19/2001	9,998,361
140,000,000	7.13	11/15/2001	141,154,818
12,000,000	6.38	11/29/2001	11,995,852
Student Loan Marketing Association
130,000,000	6.44	01/02/2001	129,976,745
50,000,000	6.29#	01/03/2001	49,973,917
145,000,000	6.31#	01/03/2001	145,000,939
100,000,000	6.31#	01/03/2001	99,971,200
45,000,000	6.36#	01/03/2001	45,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)
Student Loan Marketing Association (continued)
$ 25,000,000	6.45#%	01/03/2001	$ 24,999,731
100,000,000	6.41	01/04/2001	99,946,583
40,000,000	6.55	02/14/2001	39,997,115
20,000,000	6.27	03/02/2001	19,791,000
30,000,000	6.16	03/21/2001	29,594,467
19,600,000	6.07	11/13/2001	18,555,690
Tennessee Valley Authority
30,000,000	6.40	01/12/2001	29,941,333

Total U.S. Government Agency Obligations			$5,876,362,686

Total Investments			$5,876,362,686

#	Variable rate security-based index is either U.S. Treasury Bill, LIBOR, Federal Funds, or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Alabama—2.5%

Alabama Public School & College Authority RB Capital Improvement Series 1999 D (AA/Aa3)
$ 3,395,000	5.00%	08/01/2001	$ 3,408,284

Columbia IDB VRDN PCRB Refunding for Alabama Co. Series 1996 A (A-1/VMIG1)
9,300,000	5.00	01/02/2001	9,300,000

Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
7,500,000	5.00	01/02/2001	7,500,000

Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1999 A (A-1/VMIG1)
8,000,000	5.00	01/02/2001	8,000,000

Homewood City VRDN for Educational Facilities—Samford University Series 1999 (AMBAC) (VMIG1)
4,000,000	5.00	01/02/2001	4,000,000

Homewood City VRDN for Educational Facilities—Samford University Series 2000 (VMIG1)
14,300,000	5.00	01/02/2001	14,300,000

Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
7,000,000	4.73	01/04/2001	7,000,000

			$ 53,508,284

Alaska—0.9%

Alaska State Housing Finance Corp. VRDN for Housing Development Series 2000 B (A-1+/VMIG1)
$12,500,000	4.85%>	01/03/2001	$ 12,500,000
7,705,000	4.85	01/03/2001	7,705,000

			$ 20,205,000

Arizona—0.6%

Arizona State Transportation Board Excise Tax RB Maricopa County Regional Area Road Series 1998 A (AA/Aa2)
$ 5,000,000	5.00%	07/01/2001	$ 5,015,114

Arizona State Transportation Board Highway RB Series 1991 A (Aaa)
3,600,000	6.50	07/01/2001	3,687,566

Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (A-1+/VMIG1)
3,500,000	4.90	01/03/2001	3,500,000

			$ 12,202,680

California—0.3%

Glendale COPS VRDN for Police Building Project Series 2000 (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
$ 7,000,000	4.05%	01/04/2001	$ 7,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Colorado—0.1%

City & County of Denver GO Refunding Series 1998 A (AA+/Aa2)
$ 3,000,000	5.00%	08/01/2001	$ 3,010,896

Florida—4.1%

Florida DOT Eagle Tax-Exempt Trust Series 96 C0903 Class A (A-1+)
$12,000,000	4.94%	01/04/2001	$ 12,000,000

Florida Local Government Financing Commission Pooled CP Notes Series A (First Union National Bank) (A-1/P-1)
21,000,000	4.35	01/19/2001	21,000,000
6,500,000	4.30	05/10/2001	6,500,000
7,013,000	4.30	06/07/2001	7,013,000
9,370,000	4.25	06/07/2001	9,370,000

Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2000 F Landesbank Hessen-Thueringen Girozentrale SPA (A-1+/VMIG1)
9,400,000	5.00	01/02/2001	9,400,000

Kissimmee Utility Authority (Bank of Nova Scotia)
5,250,000	4.35	01/24/2001	5,250,000

Palm Beach County School Board COPS PA-658 (A-1+)
7,870,000	4.94	01/04/2001	7,870,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-1 (NRU LOC) (A-1+/P-1)
3,750,000	5.05	01/03/2001	3,750,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-2 (NRU LOC) (A1+/P-1)
6,435,000	5.05	01/03/2001	6,435,000

			$ 88,588,000

Georgia—11.6%

Atlanta Airport Revenue VRDN Series 00 SG140 (FGIC) (A-1+)
$15,380,000	4.94%	01/04/2001	$ 15,380,000

Atlanta Water & Sewer RB Eagle Tax-Exempt Trust Series 971003 Class A COPS (FGIC) (A-1c)
10,500,000	4.94	01/04/2001	10,500,000

Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-1/VMIG1)
11,100,000	5.00	01/02/2001	11,100,000

Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
13,400,000	4.85	01/02/2001	13,400,000

Burke County IDA PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (A-1+/VMIG1)
19,300,000	4.95	01/03/2001	19,300,000

Columbus Hospital Authority Adjustable Rate Revenue Certificates for St. Frances Hospital, Inc. Series 1994 (Suntrust Bank LOC) (VMIG1)
5,950,000	5.00	01/03/2001	5,950,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Georgia (continued)

Dekalb County Hospital Authority Revenue Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
$ 4,170,000	5.00%	01/03/2001	$ 4,170,000

Effingham County IDA PCRB VRDN Adjustment for Savannah Electric & Power Co. Project Series 1997 (A-1/VMIG1)
11,000,000	5.10	01/02/2001	11,000,000

Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
32,000,000	5.00	01/03/2001	32,000,000

Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue VRDN RB Series 2000 B (Bayerische Landesbank LOC/Westdeutsche Landesbank LOC) (A-1+/VMIG1)
16,000,000	4.80	01/03/2001	16,000,000

Municipal Electric Authority Series 1985 B (A-1+/MIG1)
3,762,000	4.15	04/02/2001	3,762,000

Municipal Electric Authority of Georgia VRDN RB General Series 1985 C (Bayerische Landesbank Girozentrale) (A-1+)
39,500,000	4.95	01/03/2001	39,500,000

Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 D (ABN AMRO Bank LOC) (A-1+/VMIG1)
19,450,000	4.95	01/03/2001	19,450,000

Municipal Electric Authority RB Series 1994 E (ABN AMRO Bank LOC) (A-1+/VMIG1)
21,510,000	5.05	01/03/2001	21,510,000

Municipal Electric Authority VRDN RB for General Resolution Project Subordinated Series 2000 B (A-1+/VMIG1)
9,000,000	4.60	01/03/2001	9,000,000

Putnam County IDA PCRB VRDN Georgia Power Co. Pollution Project Second Series 1997 (A-1/VMIG1)
13,200,000	5.00	01/02/2001	13,200,000

Savannah Economic Development Authority PCRB VRDN Refunding Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,300,000	4.95	01/02/2001	2,300,000

			$ 247,522,000

Hawaii—0.4%

Honolulu City & County GO VRDN Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$ 8,150,000	5.00%	01/03/2001	$ 8,150,000

Idaho—0.9%

Idaho State for TANS Series 2000 (SP-1+/MIG1)
$20,000,000	5.38%	06/29/2001	$ 20,094,912

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Illinois—10.3%

Chicago City RB for Chicago Midway Airport Series 1997 Societe Generale Trustee Floating Rate Receipts (MBIA) (A-1+)
$12,000,000	4.94%	01/04/2001	$12,000,000

Chicago Park District TANS Series 2000 (SP-1+/MIG1)
17,500,000	5.13	09/21/2001	17,599,305

City of Chicago Board of Education GO VRDN Series 2000 C (Dexia Public Finance SPA) (A-1+/VMIG1)
10,000,000	4.90	01/04/2001	10,000,000

City of Chicago Board of Education GO VRDN Series 2000 D (Dexia Public Finance SPA) (A-1+/VMIG1)
12,500,000	4.90	01/04/2001	12,500,000

City of Chicago GO Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (SP-1+/VMIG1)
5,000,000	4.25	10/25/2001	5,000,000

City of Chicago Water RB Series 2000 (Bank One, N.A. LOC) (A-1+/VMIG1)
11,900,000	4.80	01/03/2001	11,900,000

Cook County GO VRDN Series 1996 (A-1+/VMIG1)
36,200,000	4.95	01/03/2001	36,200,000

Evanston GO VRDN for Maple Street Project Series 2000 A (VMIG1)
9,500,000	4.95	01/03/2001	9,500,000

Evanston GO VRDN for Recreation Center Project Series 2000 C (VMIG1)
5,000,000	4.95	01/03/2001	5,000,000

Illinois GO Eagle Tax-Exempt Trust Series 96 C1301 Class A (A-1+)
4,900,000	4.94	01/04/2001	4,900,000

Illinois Health Facilities Authority VRDN RB for Evanston Northwestern Corp. Series 1998 (A-1+/VMIG1)
10,000,000	4.75	05/31/2001	10,000,000

Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One Illinois, N.A. LOC) (A-1+/VMIG1)
28,575,000	4.95	01/03/2001	28,575,000

Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (BankOne, N.A. LOC) (A-1+/VMIG1)
25,550,000	4.95	01/03/2001	25,550,000

Illinois State Toll Highway Priority Series 1993 B (Societe Generale LOC) (MBIA) (A-1+/VMIG1)
18,600,000	4.70>	01/03/2001	18,600,000

Joliet Regional Port District VRDN RB for Exxon Project Series 1989 (A-1+/P-1)
2,100,000	4.85	01/02/2001	2,100,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Illinois (continued)

Metropolitan Pier Eagle Tax-Exempt Trust Series 001307 (A-1+)
$ 7,000,000	4.94%	01/04/2001	$ 7,000,000

Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1992 (P-1)
3,300,000	4.95	01/03/2001	3,300,000

			$ 219,724,305

Indiana—0.9%

Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series 1985 C (Bank of America LOC) (VMIG1)
$ 7,655,000	4.65%	01/03/2001	$ 7,655,000

Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series 1985 D (Bank of America) (VMIG1)
1,180,000	4.65	01/03/2001	1,180,000

Indiana TFA Eagle Tax-Exempt Trust Series 001401 (A-1+)
5,000,000	4.94	01/04/2001	5,000,000

Warwick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
5,000,000	4.75	01/04/2001	5,000,000

			$ 18,835,000

Iowa—2.0%

Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 900,000	5.10%	01/03/2001	$ 900,000

Iowa Finance Authority VRDN RB for Trinity Health Series 2000 D (Morgan Guaranty Trust SPA) (A-1+)
18,500,000	4.85	01/04/2001	18,500,000

Muscatine County PCRB Pharmacia Corp. Series 1992 (P-1)
1,000,000	4.95	01/03/2001	1,000,000

Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	5.10	01/03/2001	21,795,000

			$ 42,195,000

Kansas—0.3%

Kansas DOT Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
$ 6,000,000	4.85%	01/03/2001	$ 6,000,000

Kentucky—1.0%

Kentucky Asset Liability Commission Project Notes Series 1999 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
$ 4,100,000	4.25%	01/25/2001	$ 4,100,000

Kentucky Asset Liability TRANS Series 2000 A (SP-1+/MIG1)
13,000,000	5.25	06/27/2001	13,042,815

Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (A-1+/VMIG1)
4,632,000	4.78	01/03/2001	4,632,000

			$ 21,774,815

Louisiana—2.6%

Ascension Parish Louisiana PCRB for Vulcan Materials Co. Series 1996 (A-1+/VMIG1)
$ 8,200,000	5.05%	01/03/2001	$ 8,200,000

New Orleans Aviation Board RB Refunding Series 1993 B (MBIA) (A-1+/VMIG1)
28,535,000	4.80	01/03/2001	28,535,000

Plaquemines Port Harbor & Terminal District Series 85 B (A-1+/P-1)
2,500,000	4.30	01/10/2001	2,500,000

Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Wachovia Bank of Georgia LOC) (P-1)
5,500,000	4.65	01/03/2001	5,500,000

South Lousiana Commission Port RB for Occidental Petroleum Corp. Series 1996 (P-1)
11,800,000	4.65	01/03/2001	11,800,000

			$ 56,535,000

Maryland—1.3%

Maryland GO State & Local Facilities Loan of 1998 1st Series (AAA/Aaa)
$11,500,000	4.50%	03/01/2001	$ 11,506,820

University of Maryland System Auxiliary Facility & Tuition P-Floats-PT 428 Series 2000 (A-1+)
4,945,000	4.94	01/04/2001	4,945,000

Washington Suburban Sanitary District GO VRDN BANS Series 1998 (A-1+/VMIG1)
11,445,000	4.80	01/03/2001	11,445,000

			$ 27,896,820

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Massachusetts—2.9%

Commonwealth of Massachusetts Eagle Tax-Exempt Trust Series 97 C2101 (MBIA) (A-1+)
$10,195,000	4.84%	01/04/2001	$ 10,195,000

Commonwealth of Massachusetts GO VRDN Refunding Bonds Series 1998 B (A-1+/VMIG1)
6,000,000	4.70	01/04/2001	6,000,000

Massachusetts Bay Transportation Authority GO VRDN for General Transportation Systems Series 2000 (A-1+/VMIG1)
21,000,000	4.60	01/03/2001	21,000,000

Massachusetts Bay Transportation Authority RB Refunding for General Transportation Systems Series 1994 A (AA-/Aa2)
5,000,000	5.00	03/01/2001	5,004,654

Massachusetts Health & Education Facility Authority for Harvard University Series A Eagle Tax-Exempt Trust Series 972104 Class A COPS (A-1+)
12,500,000	4.84	01/04/2001	12,500,000

Massachusetts Water Resources Authority RB Series 1999 (State Street Bank and Trust Co. LOC)
7,400,000	4.25	01/25/2001	7,400,000

			$ 62,099,654

Michigan—2.0%

Michigan Building Authority Series 1998 I (A-1+)
$ 6,600,000	4.94%	01/04/2001	$ 6,600,000

Michigan Building Authority Revenue Series 1 (A-1+/P-1)
10,000,000	4.35	01/25/2001	10,000,000

Michigan Municipal Bond Authority Revenue Series 1998 (A-1+)
8,600,000	4.94	01/04/2001	8,600,000

Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 982202 Class A Certificates (A-1+)
18,000,000	4.94	01/04/2001	18,000,000

			$ 43,200,000

Minnesota—2.3%
City of Rochester MN Health Care Facilities Mayo Foundation Series 2000 B (A-1+)
$10,000,000	4.25%	01/08/2001	$ 10,000,000
City of Rochester MN Health Care Facilities Mayo Foundation Series 1992 C (A-1+)
7,000,000	4.25	01/25/2001	7,000,000
Hennepin County GO VRDN Series 2000 B (A-1+c/VMIG1)
11,000,000	4.70	01/04/2001	11,000,000
University of Minnesota VRDN Series 1999 A (A-1+/MIG1)
20,800,000	4.90	01/03/2001	20,800,000

			$ 48,800,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Mississipi—0.6%

Mississippi Hospital Equipment & Facilities Authority VRDN RB for Mississippi Baptist Medical Center Series 1990 (VMIG1)
$13,000,000	4.91%	01/04/2001	$ 13,000,000

Missouri—0.7%

Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Pharmacia Corp. Series 1993 (P-1)
$ 5,000,000	4.80%	01/03/2001	$ 5,000,000

Missouri Health & Educational Facility Authority RB for Washington University Series 1984 (A-1+/VMIG1)
4,100,000	4.95	01/03/2001	4,100,000

University of Missouri Capital Project Notes Series 2000 FY (SP-1+/MIG1)
6,000,000	5.25	06/29/2001	6,025,377

			$ 15,125,377

Nevada—2.1%

Clark County Series 2000 PA-653 (A-1+)
$ 5,700,000	4.94%	01/04/2001	$ 5,700,000

Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (A-1+)
6,920,000	4.94	01/04/2001	6,920,000

Clark County VRDN RB for Nevada Airport Improvement Series 1993 A (MBIA) (A-1+/VMIG1)
32,770,000	4.70	01/03/2001	32,770,000

			$ 45,390,000

New Hampshire—0.1%

New Hampshire GO Series 2000 A (AA+/Aa2)
$ 2,700,000	5.00%	12/03/2001	$ 2,720,047

New Jersey—0.3%

New Jersey Economic Development Authority RB for Trenton Office Complex Series 1998 (AA/Aa2)
$ 5,540,000	5.00%	06/15/2001	$ 5,558,379

New Mexico—4.0%

Albuquerque NM GO Series 2000 (AA/Aa3)
$20,000,000	5.00%	07/01/2001	$ 20,058,347

Albuquerque NM VRDN RB Refunding for Affordable Housing Projects Series 2000 (A-1+/VMIG1)
5,880,000	4.85	01/03/2001	5,880,000

New Mexico Highway Commission VRDN RB Series 1996 (FSA) (A-1+/VMIG1)
28,100,000	4.80	01/03/2001	28,100,000

New Mexico State Severance Tax RB Series 1997 A (AA/Aa2)
2,450,000	5.50	07/01/2001	2,463,520

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New Mexico (continued)

New Mexico State Severance Tax RB Series 1998 B (AA/Aa2)
$ 3,505,000	4.75%	07/01/2001	$ 3,511,695

New Mexico State TRANS Series 2000 A (SP-1+/MIG1)
25,000,000	5.00	06/29/2001	25,102,286

			$ 85,115,848

New York—4.8%

Long Island Power Authority Electric System VRDN RB Series 1 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
$14,200,000	4.85%	01/03/2001	$ 14,200,000

Long Island Power Authority Electric System VRDN RB Series 4 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
8,500,000	4.30	01/17/2001	8,500,000
4,800,000	4.30	04/11/2001	4,800,000

Metropolitan Transportation Authority Dedicated Tax Fund PA-656 Series 2000 A (A-1+)
2,600,000	4.84	01/04/2001	2,600,000

Municipal Assistance Corp. RB for The City of New York Series 1996 E (AA+/Aa1)
8,200,000	5.50	07/01/2001	8,247,486

New York City GO RANS Series 2000 A (SP-1+/MIG1)
20,000,000	5.00	04/12/2001	20,043,788

New York City Transitional Finance Authority Eagle Tax Exempt Trust Series 2000 Class A COPS (A-1+)
2,000,000	4.86	01/04/2001	2,000,000

New York City Transitional Finance Authority Future Tax Secured Bonds Series 1999 A-1 (A-1+/VMIG1)
2,400,000	4.85	01/03/2001	2,400,000

New York City Water Authority Series 4 (Westdeutsche Landesbank Girozentrale LOC) (A-1+/P-1)
10,000,000	4.41	01/26/2001	10,000,000

New York State Energy Research & Development Authority PCRB for Rochester Gas & Electric Corp. Series 1997 A (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
8,000,000	4.65	01/03/2001	8,000,000

Northport-East Northport Union Free School District GO TANS Series 2000 (A3/MIG1)
9,250,000	5.00	06/29/2001	9,277,399

South Huntington Union Free School District GO TANS Series 2000 (MIG1)
6,000,000	5.00	06/29/2001	6,018,345

Triborough Bridge & Tunnel Authority VRDN RB Series 2000 D (A-1+)
7,000,000	4.55	01/03/2001	7,000,000

			$ 103,087,018

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

North Carolina—2.0%

Charlotte Airport VRDN RB Refunding Series 1993 A (MBIA) (A-1+/VMIG1)
$10,915,000	4.70%	01/03/2001	$ 10,915,000
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A-1+)
11,375,000	4.90	01/04/2001	11,375,000
North Carolina Medical Care Commission VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A.) (A-1+/VMIG1)
20,000,000	4.90	01/03/2001	20,000,000

			$ 42,290,000

Ohio—2.2%
Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (A-1+/VMIG1)
$13,600,000	5.05%	01/04/2001	$ 13,600,000
Hamilton County Hospital Facilities RB for The Drake Center, Inc. Series 1999 A (FIRSTAR Bank N.A. LOC) (MIG1)
4,950,000	4.80	01/04/2001	4,950,000
Hamilton County Hospital Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)
19,075,000	4.78	01/03/2001	19,075,000
Hamilton County Hospital Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 F (A-1+/VMIG1)
6,100,000	4.78	01/03/2001	6,100,000
Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
4,450,000	4.95	01/03/2001	4,450,000

			$ 48,175,000

Oklahoma—0.8%
Muskogee Industrial Trust PCRB for Oklahoma Gas & Electric Co. Series 1997 A (A-1+/VMIG1)
$16,500,000	5.20%	01/03/2001	$ 16,500,000

Oregon—2.0%
Oregon State GO VRDN Series 1985 73 G (A-1+/VMIG1)
$30,300,000	4.95%	01/03/2001	$ 30,300,000
Oregon State GO VRDN Series 1985 73 H (A-1+/VMIG1)
12,300,000	4.95	01/03/2001	12,300,000

			$ 42,600,000

Pennsylvania—2.7%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax- Exempt Trust 943804 Class A COPS (AMBAC) (A-1+)
$14,400,000	4.94%	01/04/2001	$ 14,400,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (A-1/VMIG1)
4,000,000	4.80	01/03/2001	4,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Pennsylvania (continued)

Philadelphia TRANS RB Series 2000 A (SP-1+/MIG1)
$40,000,000	5.01%	06/29/2001	$ 40,118,895

			$ 58,518,895

South Carolina—1.2%

Berkeley County VRDN RB Daily Refunding for Bayer Corp. Project Series 1997 (A-1+/P-1)
$ 2,200,000	5.05%	01/02/2001	$ 2,200,000

South Carolina Public Service Authority (Revenue Notes) (LOC Bank of America) (Toronto Dominion Bank) (Bank of Nova Scotia) (Commerzbank AG) (A-1+/P-1)
11,015,000	4.35	01/18/2001	11,015,000
5,000,000	4.35	04/10/2001	5,000,000

South Carolina State P Floats Part 1225 (A-1+)
6,805,000	4.89	01/04/2001	6,805,000

			$ 25,020,000

Tennessee—1.9%

Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series B (A-1+/VMIG1)
$26,250,000	4.80%	01/04/2001	$ 26,250,000

Sevier County Public Building Authority RB for Local Government Improvement Series III F (AMBAC) (VMIG1)
15,200,000	4.90	01/04/2001	15,200,000

			$ 41,450,000

Texas—17.8%

Belton IDRB VRDN RB for H.E. Butt Grocery Co. Series 1993 (Chase Bank of Texas LOC) (P-1)
$ 1,725,000	4.80%	01/03/2001	$ 1,725,000

Brazos River Authority PCRB for Pharmacia Corp. Series 1990 (P-1)
5,300,000	4.95	01/03/2001	5,300,000

Brazos River Authority PCRB for Pharmacia Corp. Series 1994 (P-1)
5,100,000	4.95	01/03/2001	5,100,000

Brazos Texas Harbor IDA for Pharmacia Corp. Series 1991 (P-1)
3,500,000	4.95	01/03/2001	3,500,000

City of Houston Series A (A-1+/P-1)
2,450,000	4.35	01/11/2001	2,450,000

City of Houston Series C (A-1+/P-1)
7,000,000	4.35	01/11/2001	7,000,000

City of Houston Water & Sewer Series A (A-1+/P-1)
20,000,000	4.40	01/30/2001	20,000,000
5,000,000	4.40	05/01/2001	5,000,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas (continued)

City of San Antonio Electric & Gas System Series 1997 SG 105 (A-1c)
$36,800,000	4.94%	01/04/2001	$ 36,800,000

Coastal Bend Health Facilities Development Corp. Incarnate Word Health System RB Series 1998 B (AMBAC) (P-1/VMIG1)
12,600,000	5.05%	01/03/2001	12,600,000

Dallas Area Rapid Transportation AMT VRDN RB for North Central Light Rail Notes Series 2000 (A-1+/VMIG1)
2,300,000	4.95	01/03/2001	2,300,000

Fort Worth Refunding Series 1996 A (AA/Aa2)
4,000,000	6.00	03/01/2001	4,010,312

Harris County GO RB Toll Road Series 1994 D (A-1+/VMIG1)
7,060,000	4.90	01/03/2001	7,060,000

Harris County GO RB Toll Road Series 1994 G (A-1+/VMIG1)
20,000,000	4.95	01/03/2001	20,000,000

Harris County GO RB Toll Road Series 1994 H (A-1+/VMIG1)
20,400,000	4.95	01/03/2001	20,400,000

Harris County GO VRDN RB Toll Road Series 1994 B (A-1+/VMIG1)
19,500,000	4.90	01/03/2001	19,500,000

Harris County GO VRDN RB Toll Road Series 1994 E (A-1+/VMIG1)
4,300,000	4.90	01/03/2001	4,300,000

Harris County Health Facilities Development Corp. RB for Methodist Hospital Series 1997 (A-1+)
10,000,000	5.00	01/02/2001	10,000,000

Harris County Health Facilities Development Corp. RB for St. Luke’s Episcopal Hospital Series 1997 A (A-1+)
10,100,000	4.95	01/02/2001	10,100,000

Harris County Health Facilities Development Corp. RB VRDN for Methodist Hospital Series 1994 (A-1+)
3,300,000	5.00	01/02/2001	3,300,000

Harris County Health Facilities Development Corp. RB VRDN for St. Luke’s Episcopal Hospital Series 1997 B (A-1+)
7,100,000	4.95	01/02/2001	7,100,000

Red River Education Financing RB VRDN Revenue for Christian University Project Series 2000 (VMIG1)
6,000,000	5.00	01/03/2001	6,000,000

San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
10,100,000	4.35	01/18/2001	10,100,000
15,000,000	4.15	05/09/2001	15,000,000
11,900,000	4.20	05/11/2001	11,900,000

Tarrant County Water Control & Improvement District No. 001 RB for Refunding & Improvement Series 1992 (A/Aaa)
2,500,000	6.00	03/01/2001	2,506,246

Texas A&M University Series B (A-1+/P-1)
5,000,000	4.35	01/18/2001	5,000,000
5,000,000	4.30	01/24/2001	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas (continued)

Texas Public Finance Authority Series 1993 A (A-1+/P-1)
$14,250,000	4.40%	01/11/2001	$ 14,250,000
14,500,000	4.30	01/16/2001	14,500,000
10,225,000	4.45	01/23/2001	10,225,000
10,000,000	4.40	01/29/2001	10,000,000

Texas State TRANS RB Series 2000 (SP-1+/MIG1)
62,500,000	5.25	08/31/2001	62,881,127

University of Texas Systems Revenue Finance Systems Series A (A-1+/P-1)
6,000,000	4.35	04/10/2001	6,000,000

			$ 380,907,685

Utah—1.8%

Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (A-1+/VMIG1)
$17,000,000	4.85%	01/03/2001	$ 17,000,000

Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
7,390,000	4.85	01/03/2001	7,390,000

Utah State GO Highway Bonds Series 1999 D (A-1+/VMIG1)
4,300,000	4.65	01/04/2001	4,300,000

Utah State Series 1999 C (A-1+/VMIG1)
2,900,000	4.65	01/04/2001	2,900,000

Utah State GO Series 1997 F (AAA/Aaa)
3,500,000	5.00	07/01/2001	3,510,899

Utah State GO Series 1998 A (AAA/Aaa)
2,400,000	5.00	07/01/2001	2,407,486

			$ 37,508,385

Virginia—1.2%

Fairfax County IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
$12,500,000	4.95%	01/03/2001	$ 12,500,000

Roanoke IDA Hospital RB for Roanoke Memorial Hospitals Series 1995 A (A-1/VMIG1)
7,500,000	5.00	01/02/2001	7,500,000

Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (VMIG1)
2,900,000	4.80	01/03/2001	2,900,000

Virginia Commonwealth Transportation Board RB US Route 58 Corridor Development PG-B Series 1999 B (AA+/Aa1)
2,000,000	5.00	05/15/2001	2,004,393

			$ 24,904,393

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Washington—3.5%

King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust Series 97 C 4701 (A-1+)
$10,000,000	4.94%	01/04/2001	$ 10,000,000

King County Sewer RB CP Series A (A-1+/P-1)
13,100,000	4.40	01/22/2001	13,100,000
7,500,000	4.35	01/23/2001	7,500,000
6,950,000	4.35	01/29/2001	6,950,000
7,450,000	4.30	04/11/2001	7,450,000

State of Washington Eagle Tax-Exempt Trust Series 2000 Class A COPS (A-1+)
8,000,000	4.94	01/04/2001	8,000,000

Washington Public Power Supply System Nuclear Project No. 1 Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
10,000,000	4.70 >	01/03/2001	10,000,000

Washington State GO Refunding Series 1991 R-92-A (AA+/Aa1)
4,500,000	6.20	09/01/2001	4,553,676

Washington State GO Eagle Tax-Exempt Trust Series 96 C4704 (A-1+)
8,500,000	4.94	01/04/2001	8,500,000

			$ 76,053,676

Wisconsin—2.9%

Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1c)
$15,085,000	4.94%	01/04/2001	$ 15,085,000

Southeast Wisconsin Professional Baseball Park District RB P-Floats-PT 425 Series 2000 (A-1+)
5,495,000	4.94	01/04/2001	5,495,000

Wisconsin Health & Educational Facilities Authority VRDN RB for Wheaton Franciscan Services Series 1997 (Toronto Domion Bank LOC) (A-1+/VMIG1)
27,100,000	4.80	01/04/2001	27,100,000

Wisconsin State GO Refunding (AA/Aa2)
4,400,000	5.80	05/01/2001	4,419,869

Wisconsin State Health Facilities Authority RB for Franciscan Health Care, Inc. Series 1985 A-2 (Toronto Dominion Bank) (A1+/VMIG1)
3,400,000	4.90	01/03/2001	3,400,000

Wisconsin TRANS Eagle Tax-Exempt Trust Series 981402 Class A (A-1+)
7,500,000	4.94	01/04/2001	7,500,000

			$ 62,999,869

Wyoming—1.5%
Converse County VRDN PCRB for Pacificorp Projects Series 1994 (AMBAC) (Bank of New York SPA) (VMIG1)
$ 2,400,000	5.00%	01/02/2001	$ 2,400,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Wyoming (continued)
Sweetwater County PCRB for Pacificorp Project Series 1990 A (Commerzbank LOC) (VMIG1)
$ 9,400,000	4.70%	01/03/2001	$ 9,400,000

Wyoming Education Fund TRANS Series 2000 B (SP-1+)
20,000,000	5.25	06/27/2001	20,083,691

			$ 31,883,691

Total Investments			$2,166,150,629

> Forward commitments.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California—93.8%

Alameda County TRANS Series 2000 (SP1+/MIG1)
$10,000,000	5.00%	07/02/2001	$ 10,033,426

California Health Facilities Financing Authority Insured Variable Rate Hospital RB for Adventist Health System/West Series 1998 B (MBIA) (A-1+/VMIG1)
2,500,000	3.75	01/02/2001	2,500,000

California Pollution Control Financing Authority Adjustable PCRB for Shell Oil Series 1991 B (A-1+/VMIG1)
1,100,000	3.70	01/02/2001	1,100,000

California School Cash Reserve Program Pool Bonds RB Series 2000 A (AMBAC) (SP-1+/MIG1)
10,000,000	5.25	07/03/2001	10,047,079

California State GO Tax-Exempt CP Program (A-1+/P-1)
5,500,000	3.70	01/25/2001	5,500,000

California State PT 1001 Series 1997 (A-1+)
18,870,000	4.34	01/04/2001	18,870,000

California State Series 1997 (FGIC) (A-1+)
22,000,000	4.15	01/03/2001	22,000,000

California Statewide Communities Development Authority TRANS Series 2000 A (FSA) (SP-1+/MIG1)
11,400,000	5.25	06/29/2001	11,452,521

East Bay Municipal Utility District Water & Waste Water CP Notes (A-1+/P-1)
5,000,000	3.90	04/10/2001	5,000,000
5,000,000	3.80	05/01/2001	5,000,000
1,000,000	3.80	05/10/2001	1,000,000
4,000,000	3.80	05/11/2001	4,000,000

Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank LOC) (A-1+)
3,800,000	4.30	01/04/2001	3,800,000

Fremont VRDN MF Hsg. RB for Creekside Village Apartments Series 1985 D (KBC Bank LOC) (VMIG1)
14,400,000	4.05	01/04/2001	14,400,000

Fresno County Adjustable RB for Trinity Health Credit Series 2000 C (A-1+/VMIG1)
15,300,000	4.35	01/04/2001	15,300,000

Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust) (A-1+/VMIG1)
35,400,000	4.05	01/04/2001	35,400,000

Golden Gate Bridge Highway & Transportation District Series A
7,500,000	3.75	01/19/2001	7,500,000

Huntington Beach MF Hsg. RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
13,000,000	4.00	01/03/2001	13,000,000

Huntington Beach MF Hsg. RB for Seabridge Villas Series 1985 A (Bank of America LOC) (VMIG1)
7,100,000	4.20	01/01/2001	7,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California (continued)

Irvine Ranch Water District Consolidated Refunding GO RB Series 1993 B (Toronto Dominion Bank LOC) (A-1+/VMIG1)
$ 1,200,000	3.70%	01/02/2001	$ 1,200,000

Irvine Ranch Water District VRDN Consolidated Refunding GO RB Series 1985 B (Landesbank Hessen-Thueringen Girozentrale) (A-1+)
1,800,000	3.70	01/02/2001	1,800,000

Kern County 2000 TRANS (SP-1+)
11,000,000	5.00	07/02/2001	11,037,828

Kings County Housing Authority VRDN MF Hsg. Refunding for Edgewater Series 1996 A (Wells Fargo Bank LOC) (VMIG1)
6,555,000	4.05	01/03/2001	6,555,000

Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A-1)
6,250,000	3.95	01/04/2001	6,250,000

Los Angeles County Adjustable RB for the Department of Water & Power Electric Plant Second Issue Series 2000 E (A-1+/VMIG1)
25,800,000	4.05	01/04/2001	25,800,000

Los Angeles County Adjustable RB Second Issue Department of Water & Power Electric Plant Series 2000 F (Bank of America SPA) (A-1+/VMIG1)
1,400,000	4.05	01/04/2001	1,400,000

Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project II Series 1998 C (FNMA) (A-1+)
11,799,000	3.95	01/04/2001	11,799,000

Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
9,311,000	3.95	01/04/2001	9,311,000

Los Angeles County Metro TRANS Sales Tax Revenue RB Series 1993 A (MBIA) (A-1/VMIG1)
23,155,000	3.90	01/04/2001	23,155,000

Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 A (AMBAC) (A-1+/VMIG1)
7,600,000	4.00	01/03/2001	7,600,000

Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 B (AMBAC) (A-1+/VMIG1)
13,700,000	4.00	01/03/2001	13,700,000

Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 C (AMBAC) (A-1+/VMIG1)
14,600,000	4.00	01/03/2001	14,600,000

Los Angeles County Public Works Financing Authority RB for Regional Park & Open Space Series 1997 A (AA/Aa3)
2,740,000	5.00	10/01/2001	2,763,872

Los Angeles County Schools TRANS Series 2000 A (FSA) (SP-1+)
4,000,000	5.00	07/02/2001	4,013,960

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio    (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California (continued)

Los Angeles County TRANS Series 2000 A (SP1+/MIG1)
$14,800,000	5.00%	06/29/2001	$ 14,869,270

Los Angeles GO Refunding Series 1998 A (AA/Aa2)
6,690,000	4.50	09/01/2001	6,724,243

Los Angeles Waste Water Systems Revenue (Toronto Dominion/Commerce Bank) (A-1+/P-1)
1,500,000	3.75	01/29/2001	1,500,000
7,380,000	3.75	03/01/2001	7,380,000
4,000,000	3.70	04/06/2001	4,000,000
5,500,000	3.95	04/10/2001	5,500,000

Los Angeles, City of, Department of Water and Power Series 2000 (Landesbank) (A-1+/VMIG1)
5,000,000	3.75	05/17/2001	5,000,000

Metropolitan Water District Southern California Adjustable Authorization RB Series 1997 B (A-1+/VMIG1)
13,500,000	4.00	01/04/2001	13,500,000

Metropolitan Water District Southern California Adjusted RB Series 1999 B (A-1+/VMIG1)
13,000,000	4.00	01/04/2001	13,000,000

MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 D (MBIA) (A-1+/VMIG1)
27,800,000	4.05	01/04/2001	27,800,000

MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 E (MBIA) (A-1+/VMIG1)
16,200,000	4.05	01/04/2001	16,200,000

Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 B (A-1+/VMIG1)
15,000,000	4.15	01/03/2001	15,000,000

Oakland Joint Powers Financing Authority Lease VRDN RB Series 1998 A2 (FSA) (A-1+/VMIG1)
1,900,000	4.00	01/04/2001	1,900,000

Orange County VRDN Apartment Development RB for Hidden Hills Development Corp. Series 1985 C (FHLMC) (VMIG1)
5,000,000	4.00	01/02/2001	5,000,000

Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FNMA) (VMIG1)
9,000,000	4.00	01/02/2001	9,000,000

Orange County VRDN Apartment Development RB for Seaside Meadow Series 1984 C (KBC Bank N.V. LOC) (VMIG1)
24,000,000	4.05	01/04/2001	24,000,000

Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartment Series 1997 A (FNMA) (A-1+)
7,635,000	4.00	01/03/2001	7,635,000

Orange County VRDN Apartment Development RB Refunding for Park Ridge Villas Series 1998 (FNMA) (A-1+/VMIG1)
9,000,000	3.95	01/04/2001	9,000,000

Palo Alto Unified School District Series 1997 SGA 53 (A-1+)
9,830,000	4.15	01/03/2001	9,830,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California (continued)

Sacramento County COPS for Administration Center and Courthouse Project Series 1990 (Bayerische Landesbank) (A-1+/VMIG1)
$23,440,000	4.25%	01/04/2001	$ 23,440,000

Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone Creek Apartments Series 1997 (FNMA) (A-1+)
8,450,000	3.95	01/04/2001	8,450,000

Sacramento County TRANS Series 2000 (SP-1+)
12,500,000	4.25	12/19/2001	12,563,890

San Bernardino County TRANS Series 2000 (SP-1+)
4,840,000	4.50	01/19/2002	4,878,956

San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
13,900,000	3.95	01/04/2001	13,900,000

San Diego Certificates of Undivided Interest PT 1076 Series 1998 (FGIC) (A-1+)
15,685,000	4.34	01/04/2001	15,685,000

San Diego County Water Authority Series 1 (A-1/P-1)
10,000,000	4.15	01/11/2001	10,000,000

Santa Barbara County School Financing Authority TRANS Series 2000 (MIG1)
8,400,000	5.00	06/29/2001	8,428,823

Southern California Public Power Authority Power Project Subordinate Refunding RB for Palo Verde Series 1996 B (AMBAC) (A-1+/VMIG1)
3,000,000	4.00	01/03/2001	3,000,000

Southern California Public Power Authority VRDN Refunding RB for Southern Transmission Project Series 1991 (AMBAC) (A-1+/VMIG1)
19,400,000	4.00	01/03/2001	19,400,000

Southern Public Power Authority Refunding RB for Palo Verde Project Series 1996 C (AMBAC) (A-1+/VMIG1)
7,000,000	4.00	01/03/2001	7,000,000

Triunfo County Sanitation District Variable Rate RB Series 1994 (A-1)
4,410,000	4.35	01/03/2001	4,410,000

University California Revenues Series A (A-1+/P-1)
11,700,000	3.75	01/16/2001	11,700,000
7,500,000	3.75	01/17/2001	7,500,000
10,300,000	3.75	01/18/2001	10,300,000

West Basin California Municipal Water District Adjustable COPS VRDN for Phase II Recycled Water Project Series 1997 B (Bayerische Hypo- und Vereinsbank) (VMIG1)
11,800,000	3.95	01/03/2001	11,800,000

			$703,283,868

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Puerto Rico—4.9%

Puerto Rico Government Development Bank (CP Program) (A-1+)
$ 1,385,000	3.80%	01/26/2001	$ 1,385,000
7,000,000	4.00	01/26/2001	7,000,000
7,000,000	3.85	02/28/2001	7,000,000
10,000,000	3.75	05/11/2001	10,000,000
5,000,000	3.80	05/23/2001	5,000,000
5,000,000	3.80	05/24/2001	5,000,000

Puerto Rico Government Development Bank VRDN Series 1985 (MBIA) (A-1+/VMIG1)
1,200,000	4.15	01/03/2001	1,200,000

			$ 36,585,000

Total Investments			$739,868,868

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York—96.8%

Brentwood Union Free School District TANS Series 2000 (MIG1)
$ 5,000,000	5.00%	06/29/2001	$ 5,015,271

City of Yonkers Civic Facility IDA RB Adjustment for Consumers Union Facility Series 1991 (Dexia Credit Local de France LOC) (VMIG1)
2,400,000	4.80	01/03/2001	2,400,000

City of Yonkers Civic Facility IDA RB for Consumers Union Facility Series 1989 (Dexia Credit Local de France LOC) (VMIG1)
2,538,000	4.80	01/03/2001	2,538,000

Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (A-1+/VMIG1)
4,600,000	4.80	01/03/2001	4,600,000

Lindenhurst Union Free School TANS Series 2000 (MIG1)
3,500,000	5.00	06/28/2001	3,509,805

Long Island Power Authority Electric System VRDN RB Series 1 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
6,900,000	4.85	01/03/2001	6,900,000

Long Island Power Authority Electric System VRDN RB Series 1998 2 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
3,500,000	4.60	01/03/2001	3,500,000

Long Island Power Authority Electric System VRDN RB Series 1998 6 (ABN AMRO Bank/Morgan Guaranty Trust LOC) (A-1+/VMIG1)
6,000,000	4.90	01/02/2001	6,000,000

Long Island Power Authority Electric System VRDN RB Series 4 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
3,000,000	4.30	01/17/2001	3,000,000
1,400,000	4.25	01/18/2001	1,400,000

Long Island Power Authority Electric System VRDN RB Series 3 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
2,000,000	4.15	04/09/2001	2,000,000

Metropolitan Transportation Dedicated Tax Fund Floats PA # 656 (FGIC) (A-1+)
1,000,000	4.84	01/04/2001	1,000,000

Municipal Assistance Corp. RB for the City of New York Series 1996 E (AA+/Aa1)
4,000,000	5.50	07/01/2001	4,024,536

Municipal Assistance Corp. RB for the City of New York Series 1996 G (AA+/Aa1)
6,000,000	5.50	07/01/2001	6,036,466
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)

Nassau County IDA Civic Facility & Improvement RB for Cold Spring Harbor Laboratory Series 1999 (A-1+)
$ 8,650,000	4.90%	01/02/2001	$ 8,650,000

New York City Adjustment GO VRDN Series 1992 D (FGIC) (A-1+/VMIG1)
3,500,000	4.65	01/03/2001	3,500,000

New York City GO Prerefunded Series 1992 H (U.S. Treasury Bond) (AAA)
4,275,000	6.90	02/01/2001	4,285,020

New York City GO RANS Series 2000 A (SP-1+/MIG1)
5,000,000	5.00	04/12/2001	5,010,947

New York City GO VRDN Adjustable Series 1993 E5 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
600,000	5.50	01/02/2001	600,000

New York City Health & Hospital Corp. Health System Bonds RB Series 1997 C (Toronto Dominion) (A-1+/VMIG1)
3,770,000	4.65	01/03/2001	3,770,000

New York City Health & Hospital Corp. Health System Bonds RB Series 1997 D (Bank of Nova Scotia) (A-1+/VMIG1)
3,480,000	4.45	01/03/2001	3,480,000

New York City Health & Hospital Corp. VRDN Health System Bonds Series 1997 B (Canadian Imperial Bank of Commerce LOC) (A-1+/VMIG1)
9,980,000	4.65	01/03/2001	9,980,000

New York City IDA VRDN Civic Facility Revenue for the National Audubon Society Series 1989 (Dexia Credit Local LOC) (A-1+)
2,100,000	4.85	01/02/2001	2,100,000

New York City Municipal Water & Sewer System Revenue VRDN Series 2000 C (A-1+/VMIG1)
700,000	4.90	01/02/2001	700,000

New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1994 G (FGIC) (A-1+/VMIG1)
2,300,000	4.90	01/02/2001	2,300,000

New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1994 C (FGIC) (A-1+/VMIG1)
2,000,000	4.95	01/02/2001	2,000,000

New York City Municipal Water Finance Authority Water & Sewer System Series 1993 C (FGIC) (A-1+/VMIG1)
1,200,000	4.95	01/02/2001	1,200,000

New York City Transitional Finance Authority Eagle Trust Class A (A-1+)
1,000,000	4.86	01/04/2001	1,000,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)

New York City Transitional Finance Authority Future Tax Secured Bonds Series 1999 A-1 (A-1+/VMIG1)
$ 9,295,000	4.85%	01/03/2001	$ 9,295,000

New York City Transitional Finance Authority RB VRDN Adjustable Future Tax Secured Bonds Series 1998 A-2 (A-1+/VMIG1)
1,100,000	4.65	01/03/2001	1,100,000

New York City Trust for Resources Multi-Mode Bonds for Solomon Guggenheim Foundation VRDN Series 1990 B (Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
3,600,000	4.85	01/02/2001	3,600,000

New York State Dormitory Authority RB VRDN for Cornell University Series 1990 B (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
1,000,000	4.90	01/02/2001	1,000,000

New York State Dormitory Authority RB VRDN for the Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
7,245,000	4.60	01/03/2001	7,245,000

New York State Energy & Research Development Authority PCRB VRDN for Orange & Rockland Utilities Series 1994 A (FGIC) (A-1+/VMIG1)
1,000,000	4.55	01/03/2001	1,000,000

New York State Energy & Research Development Authority PCRB VRDN for Rochester Gas & Electric Corp. Series 1997 B (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
5,000,000	4.75	01/03/2001	5,000,000

New York State Energy & Research Development Authority PCRB VRDN for Rochester Gas & Electric Corp. Series 1997 C (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
4,000,000	4.55	01/03/2001	4,000,000

New York State Energy Research & Development Authority PCRB for Rochester Gas & Electric Corp. Series 1997 A (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
5,800,000	4.65	01/03/2001	5,800,000

New York State Energy Research & Development Authority PCRB VRDN for New York State Electric & Gas Corp. Series 1994 D (Bank One LOC) (A-1/VMIG1)
5,900,000	4.85	01/02/2001	5,900,000

New York State Energy Research & Development Authority PCRB VRDN for Orange & Rockland Utilities Series 1995 A (AMBAC) (A-1+/VMIG1)
2,400,000	4.55	01/03/2001	2,400,000

New York State Energy Research & Development Authority PCRB CP for New York State Electric & Gas Corp. Series 1994 B (Mellon Bank) (A-1+/VMIG1)
7,000,000	5.00	01/02/2001	7,000,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)

New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank) (A-1+)
$ 6,750,000	4.86%	01/04/2001	$ 6,750,000

New York State Environmental Facilities Corp. RB State Water Revolving Fund Series 1991 A (AAA/Aaa)
1,050,000	6.80	06/15/2001	1,062,575

New York State GO VRDN Series 2000 B (Dexia Credit Local LOC) (A-1+/VMIG1)
2,000,000	4.35	08/08/2001	2,000,000

New York State Housing Finance Agency RB VRDN for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
6,000,000	4.45	01/03/2001	6,000,000

New York State Housing Finance Agency RB VRDN for Talleyrand Crescent Housing Series 1999 A (Fleet National Bank LOC) (VMIG1)
8,000,000	4.65	01/03/2001	8,000,000

New York State Housing Finance Agency RB Service Contract Obligation Revenue Series 1991 A (U.S. Treasury Bond) (AAA/Aaa)
5,000,000	7.80	03/15/2001	5,130,650

New York State Housing Finance Agency RB VRDN AMT Tribeca Park Series 1997 (FNMA LOC) (VMIG1)
8,700,000	4.60	01/03/2001	8,700,000

New York State Housing Finance Agency Revenue RB VRDN AMT for 101 West End Avenue Housing Series 2000 A (Fleet Bank, N.A. LOC) (VMIG1)
3,000,000	4.75	01/03/2001	3,000,000

New York State Housing Finance Agency Revenue RB VRDN for 150 East 44th Street Housing Series 2000 A (Fleet Bank, N.A. LOC) (VMIG1)
1,000,000	4.75	01/03/2001	1,000,000

New York State Housing Finance Agency Revenue RB VRDN for 750 6th Avenue Housing Series 1998 A (Fleet Bank LOC) (VMIG1)
2,000,000	4.85	01/03/2001	2,000,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 B (Bank of Nova Scotia LOC) (A-1+/VMIG1)
10,975,000	4.60	01/03/2001	10,975,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 C (Landesbank Hessen-Thueringen Girozentrale) (A-1+/VMIG1)
4,500,000	4.60	01/03/2001	4,500,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 F (Toronto Dominion Bank LOC) (A-1+/VMIG1)
5,200,000	4.35	01/03/2001	5,200,000

The accompanying notes are an integral part of these financial statements.
Statement of Investments

ILA Tax-Exempt New York Portfolio     (continued)

December 31, 2000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)

New York State Local Government Assistance Corp. RB VRDN Series 1995 G (Bank of Nova Scotia LOC) (A-1/VMIG1)
$ 3,400,000	4.55%	01/03/2001	$ 3,400,000

New York State Urban Development Corp. RB Correctional Facilities Series 1991 3 (AA-/AAA)
3,750,000	7.38	01/01/2002	3,938,772

New York State VRDN Series 2000 A (Dexia Credit Local LOC) (A-1+/VMIG1)
6,000,000	4.40	02/08/2001	6,000,000
Northport-East Northport Union Free School District TANS Series 2000 (MIG1)
2,500,000	5.00	06/29/2001	2,507,405

Rensselaer County IDA RB for Rensselaer Polytechnic Institute Civic Facilities Series 1997 A (VMIG1)
4,140,000	4.70	01/04/2001	4,140,000

Scarsdale GO Union Free School District TANS Series 2000
3,000,000	5.00	06/28/2001	3,009,388

South Huntington GO Union Free School District TANS Series 2000 (MIG1)
1,500,000	5.00	06/29/2001	1,504,586

Suffolk County GO Public Improvement Series 2000 A (MBIA) (AAA/Aaa)
2,320,000	5.50	05/01/2001	2,326,605

Triborough Bridge & Tunnel Authority Series 1999 C (AMBAC) (A-1+/VMIG1)
11,000,000	4.50	01/04/2001	11,000,000

Triborough Bridge & Tunnel Authority RB Series 1991 U (U.S. Treasury Bond) (AAA/Aaa)
2,000,000	6.88	01/01/2001	2,040,146

Triborough Bridge & Tunnel Authority RB VRDN Series 2000 D (FSA) (Lloyds TSB Bank SPA) (A-1+)
6,000,000	4.55	01/03/2001	6,000,000

			$264,025,172

Puerto Rico—2.4%

Puerto Rico Government Development Bank VRDN Series 1985 (MBIA) (A-1+/VMIG1)
$ 6,400,000	4.15%	01/03/2001	$ 6,400,002

Total Investments			$270,425,174

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
COPS	—Certificates of Participation
CP	—Commercial Paper
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assistance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg.	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
SPA	—Stand-by-Purchase Agreement
TANS	—Tax Anticipation Notes
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities

December 31, 2000

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

Assets:
Investment in securities, at value based on amortized cost	$714,284,124	$2,565,964,660	$132,057,319
Repurchase agreements	175,700,000	154,900,000	89,200,000
Cash	41,220	58,110	60,495
Receivables:
Interest	7,629,834	18,528,594	920,673
Fund shares sold	7,102	106,897	—
Reimbursement from investment adviser	—	—	14,636
Other	5,868	16,725	1,238

Total assets	897,668,148	2,739,574,986	222,254,361

Liabilities:
Payables:
Investment securities purchased	—	—	—
Income distribution	769,982	1,058,637	238,955
Fund shares repurchased	—	344,607	20,000
Amounts owed to affiliates	323,004	1,022,169	71,769
Accrued expenses and other liabilities	231,519	420,665	61,775

Total liabilities	1,324,505	2,846,078	392,499

Net Assets:
Paid-in capital	896,343,643	2,736,728,908	221,861,862
Accumulated net realized loss on investment transactions	—	—	—

NET ASSETS	$896,343,643	$2,736,728,908	$221,861,862

Net asset value, offering and redemption price per unit/share (net assets/units or shares outstanding)	$1.00	$1.00	$1.00

Units/Shares outstanding:
ILA Units	584,448,268	1,753,668,057	125,991,921
ILA Administration Units	71,230,319	321,440,462	561,509
ILA Service Units	170,445,587	346,426,719	50,720,279
ILA Class B Units	20,332,757	—	—
ILA Class C Units	10,805,694	—	—
Cash Management Shares	39,081,018	315,193,670	44,532,519

Total units/shares of beneficial interest outstanding, $.001 par value (unlimited number of shares authorized)	896,343,643	2,736,728,908	221,806,228

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$ 48,889,815	$337,203,627	$5,876,362,686	$2,166,150,629	$739,868,868	$270,425,174
847,600,000	—	—	—	—	—
17,453	18,118	7,466	593,014	4,279,590	19,912

2,471,611	2,491,818	26,119,468	18,102,058	5,939,081	2,373,039
—	—	1,166,814	—	—	60,939
—	10,085	—	—	—	—
6,655	644	31,754	19,142	13,143	1,082

898,985,534	339,724,292	5,903,688,188	2,184,864,843	750,100,682	272,880,146

—	—	—	41,100,000	—	—
3,507,571	667,737	2,173,147	816,549	119,324	39,239
—	125,446	150,963	—	—	—
316,712	150,815	1,941,496	753,799	253,720	84,312
186,374	164,189	772,635	242,741	33,031	58,146

4,010,657	1,108,187	5,038,241	42,913,089	406,075	181,697

894,974,877	338,616,105	5,898,649,947	2,142,123,706	749,729,604	272,701,376
—	—	—	(171,952)	(34,997)	(2,927)

$894,974,877	$338,616,105	$5,898,649,947	$2,141,951,754	$749,694,607	$272,698,449

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

384,022,967	201,087,902	4,221,683,867	1,732,824,423	650,932,983	176,620,637
15,095,021	21,875,157	620,137,899	130,767,838	27,490,863	82,019,516
493,258,695	104,076,358	278,001,835	51,386,186	63,094	303,474
—	—	—	—	—	—
—	—	—	—	—	—
2,598,194	11,576,688	778,826,346	227,089,312	71,161,677	13,757,749

894,974,877	338,616,105	5,898,649,947	2,142,067,759	749,648,617	272,701,376

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations

For the Year Ended December 31, 2000

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

Investment income:
Interest income	$74,975,827	$152,800,364	$15,899,098

Expenses:
Management fees	4,109,926	8,254,531	886,602
Transfer Agent fees (a)	469,902	943,375	101,326
Service Share fees	386,694	1,448,818	241,575
Distribution and Service fees (b)	721,224	599,838	36,441
Cash Management Share fees	492,225	599,838	36,441
Custodian fees	200,565	269,763	78,029
Registration fees	119,682	141,019	51,205
Administration Share fees	73,504	142,101	6,528
Professional fees	53,296	52,814	51,752
Trustee fees	5,439	7,779	5,439
Other	134,223	75,134	59,267

Total expenses	6,766,680	12,535,010	1,554,605
Less—expense reductions	(426,059)	(519,013)	(165,572)

Net Expenses	6,340,621	12,015,997	1,389,033

NET INVESTMENT INCOME	68,635,206	140,784,367	14,510,065

Net realized gain (loss) on investment transactions	6,508	563	3,316

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,641,714	$140,784,930	$14,513,381

(a)  The following Portfolios had Transfer Agency fees of:

Portfolio	ILA Units	Administration Units	Service Units	Cash Management Shares
Prime Obligations	$ 372,005∧	$19,656	$ 38,669	$39,572
Money Market	712,615	37,895	144,882	47,983
Government	72,512	1,741	24,158	2,915
Treasury Obligations	140,825	8,085	134,178	250
Treasury Instruments	110,382	13,503	43,710	620
Federal	1,637,241	60,294	111,450	75,458
Tax-Exempt Diversified	769,768	33,108	7,639	32,083
Tax-Exempt California	304,128	6,771	2,241	11,654
Tax-Exempt New York	78,779	17,799	23	1,109

∧	Includes Class B and Class C Transfer Agency fees of $5,855 and $3,305, respectively.
(b)
Amounts relate to Distribution and Service fees for the Cash Management Shares, except for the Prime Obligations Portfolio, which also includes Class B and Class C Units Distribution and Service fees of $146,361 and $82,638, respectively.

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$44,297,259	$24,732,607	$297,995,787	$86,152,843	$28,437,138	$9,679,746

2,479,214	1,471,882	16,488,873	7,372,730	2,841,945	854,965
283,338	168,215	1,884,443	842,598	324,794	97,710
1,341,792	437,100	1,114,485	76,396	22,409	227
3,127	7,747	943,226	401,066	145,669	13,857
3,127	7,747	943,226	401,066	145,669	13,857
125,529	97,291	430,993	196,935	106,796	68,313
35,066	34,905	227,251	156,753	70,633	24,301
30,315	50,634	226,105	124,154	25,393	66,757
42,113	52,377	52,775	53,215	43,566	53,081
5,258	5,439	16,066	10,558	4,923	5,439
51,618	59,371	125,849	81,791	59,422	62,738

4,400,497	2,392,708	22,453,292	9,717,262	3,791,219	1,261,245
(5,332)	(71,009)	(830,799)	(497,803)	(197,964)	(118,311)

4,395,165	2,321,699	21,622,493	9,219,459	3,593,255	1,142,934

39,902,094	22,410,908	276,373,294	76,933,384	24,843,883	8,536,812

2,031	184,119	117,390	(25,997)	(4,348)	—

$39,904,125	$22,595,027	$276,490,684	$76,907,387	$24,839,535	$8,536,812

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

For the Year Ended December 31, 2000

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

From operations:
Net investment income	$ 68,635,206	$ 140,784,367	$ 14,510,065
Net realized gain (loss) on investment transactions	6,508	563	3,316

Net increase in net assets resulting from operations	68,641,714	140,784,930	14,513,381

Distributions to units/shareholders:
From net investment income
ILA Units	(53,803,359)	(107,732,171)	(10,590,546)
ILA Administration Units	(2,884,320)	(5,797,986)	(242,547)
ILA Service Units	(5,439,123)	(20,391,946)	(3,272,213)
ILA Class B Units	(727,829)	—	—
ILA Class C Units	(414,905)	—	—
Cash Management Shares	(5,372,178)	(6,862,827)	(408,075)

Total distributions to unit/shareholders	(68,641,714)	(140,784,930)	(14,513,381)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	9,195,033,801	13,988,195,316	935,962,798
Reinvestment of dividends and distributions	53,484,094	129,733,394	10,128,147
Cost of units/shares repurchased	(9,607,989,652)	(13,118,859,913)	(1,012,737,981)

Net increase (decrease) in net assets resulting from unit/share transactions	(359,471,757)	999,068,797	(66,647,036)

Total increase (decrease)	(359,471,757)	999,068,797	(66,647,036)
Net assets:
Beginning of year	1,255,815,400	1,737,660,111	288,508,898

End of year	$ 896,343,643	$ 2,736,728,908	$ 221,861,862

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$ 39,902,094	$ 22,410,908	$ 276,373,294	$ 76,933,384	$ 24,843,883	$ 8,536,812
2,031	184,119	117,390	(25,997)	(4,348)	—

39,904,125	22,595,027	276,490,684	76,907,387	24,839,535	8,536,812

(20,333,492)	(15,255,734)	(241,594,491)	(70,640,946)	(23,414,166)	(6,916,269)
(1,113,909)	(1,774,987)	(9,068,635)	(3,006,942)	(506,740)	(1,531,222)
(18,422,138)	(5,482,749)	(15,266,846)	(622,932)	(124,208)	(1,884)
—	—	—	—	—	—
—	—	—	—	—	—
(34,586)	(81,557)	(10,560,712)	(2,662,564)	(798,769)	(87,437)

(39,904,125)	(22,595,027)	(276,490,684)	(76,933,384)	(24,843,883)	(8,536,812)

3,834,534,685	1,943,557,367	28,798,236,787	12,543,117,518	4,135,669,631	1,574,119,840
13,528,911	15,272,456	248,145,229	68,990,385	22,717,180	8,092,359
(3,664,509,142)	(2,183,467,248)	(26,604,280,335)	(12,253,829,768)	(4,340,296,821)	(1,507,655,182)

183,554,454	(224,637,425)	2,442,101,681	358,278,135	(181,910,010)	74,557,017

183,554,454	(224,637,425)	2,442,101,681	358,252,138	(181,914,358)	74,557,017

711,420,423	563,253,530	3,456,548,266	1,783,699,616	931,608,965	198,141,432

$ 894,974,877	$ 338,616,105	$ 5,898,649,947	$ 2,141,951,754	$ 749,694,607	$ 272,698,449

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

For the Year Ended December 31, 1999

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

From operations:
Net investment income	$ 52,551,422	$ 84,369,650	$ 19,782,686
Net realized gain (loss) on investment transactions	2,529	—	(326)

Net increase in net assets resulting from operations	52,553,951	84,369,650	19,782,360

Distributions to unit/shareholders:
From net investment income
ILA Units	(45,384,123)	(68,460,223)	(15,599,484)
ILA Administration Units	(1,780,071)	(1,645,299)	(290,075)
ILA Service Units	(4,517,300)	(14,264,059)	(3,892,170)
ILA B Units	(623,673)	—	—
ILA C Units	(248,714)	—	—
ILA Cash Management Shares	(70)	(69)	(630)

Total distributions to unit/shareholders	(52,553,951)	(84,369,650)	(19,782,359)

From unit/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	7,836,070,067	12,281,385,755	1,811,769,575
Reinvestment of dividends and distributions	45,571,600	84,608,022	15,023,063
Cost of units/shares repurchased	(7,642,384,057)	(12,325,328,457)	(2,034,953,029)

Net increase (decrease) in net assets resulting from unit/share transactions	239,257,610	40,665,320	(208,160,391)

Total increase (decrease)	239,257,610	40,665,320	(208,160,390)
Net assets:
Beginning of year	1,016,557,790	1,696,994,791	496,669,288

End of year	$ 1,255,815,400	$ 1,737,660,111	$ 288,508,898

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$ 29,678,180	$ 27,477,467	$ 150,385,775	$ 46,940,340	$ 18,690,245	$ 4,925,750
8,167	99,896	5,411	1,140	(30,649)	114

29,686,347	27,577,363	150,391,186	46,941,480	18,659,596	4,925,864

(24,606,852)	(11,518,920)	(129,728,192)	(45,416,285)	(18,171,355)	(4,390,985)
(2,625,955)	(3,465,849)	(8,725,681)	(854,367)	(316,939)	(534,693)
(2,453,540)	(12,595,226)	(11,937,454)	(669,649)	(201,917)	(36)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	(39)	(34)	(36)

(29,686,347)	(27,579,995)	(150,391,327)	(46,940,340)	(18,690,245)	(4,925,750)

3,719,606,593	2,554,504,387	17,348,923,131	9,977,368,160	4,442,494,150	1,075,546,032
18,136,217	11,896,253	139,921,416	46,434,419	18,936,186	5,033,322
(3,876,771,086)	(2,850,433,896)	(17,220,292,178)	(9,866,750,232)	(4,114,921,916)	(1,026,571,140)

(139,028,276)	(284,033,256)	268,552,369	157,052,347	346,508,420	54,008,214

(139,028,276)	(284,035,888)	268,552,228	157,053,487	346,477,771	54,008,328

850,448,699	847,289,418	3,187,996,038	1,626,646,129	585,131,194	144,133,104

$ 711,420,423	$ 563,253,530	$ 3,456,548,266	$ 1,783,699,616	$ 931,608,965	$ 198,141,432

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements

December 31, 2000

1.  Organization
Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios, collectively “ILA,” or individually, a “Portfolio.” ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers the following classes of units/shares:

Portfolio	ILA Units	ILA Administra- tion Units	ILA Service Units	ILA Class B Units	ILA Class C Units	ILA Cash Management Shares (CMS)
Prime Obligations	x	x	x	x	x	x

Money Market	x	x	x			x

Government	x	x	x			x

Treasury Obligations	x	x	x			x

Treasury Instruments	x	x	x			x

Federal	x	x	x			x

Tax-Exempt Diversified	x	x	x			x

Tax-Exempt California	x	x	x			x

Tax-Exempt New York	x	x	x			x

The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. Tax-Exempt portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.    Investment Valuation—
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.    Security Transactions and Interest Income—
Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C.    Federal Taxes—
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios.
    The characterization of distributions to unit/shareholders for financial reporting purposes is 2.  Significant Accounting Policies (continued)
determined in accordance with income tax rules. Therefore, the source of the Portfolios’ distributions is shown in the accompanying financial statements as from net investment income.
    At December 31, 2000 (tax year end), the following Portfolios had capital loss carryforwards for U.S. federal tax purposes of approximately:

Portfolio	Amount	Years of Expiration
Tax-Exempt Diversified	$172,000	2001 to 2008
Tax-Exempt California	35,000	2007 to 2008
Tax-Exempt New York	7,000	2008

    These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.
    The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D.    Expenses—
Expenses incurred by the Portfolios which do not specifically relate to an individual Portfolio of ILA are generally allocated to the Portfolios on a straight-line or pro rata basis depending upon the nature of the expense.
    Unit/Shareholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and ILA Cash Management Share classes bear all expenses and fees paid to service organizations. Each class of units/shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

E.    Segregation Transactions—
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F.    Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
    During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

3.  Agreements
Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”) pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision by the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.
    Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class B and Class C contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $3,500 for the year ended December 31, 2000.
    GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) on an annualized basis to approximately 0.43% of the average net assets of each Portfolio.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)

December 31, 2000

3.  Agreements (continued)
    For the year ended December 31, 2000, the Portfolios’ advisers have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

Portfolio	Expense Reimbursements	Custody Fee Reductions	CMS Fee Waiver	Total
Prime Obligations	$ —	$ 3	$423	$426

Money Market	—	3	516	519

Government	132	3	31	166

Treasury Obligations	—	3	2	5

Treasury Instruments	60	4	7	71

Federal	—	20	811	831

Tax-Exempt Diversified	—	153	345	498

Tax-Exempt California	—	73	125	198

Tax-Exempt New York	81	25	12	118

    The Trust, on behalf of each Portfolio that offers Class B Units, Class C Units, and Cash Management Shares, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 1.00% of the average daily net assets attributable to Class B and Class C Units and 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
    Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.
    The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and ILA Cash Management Shares, respectively, to compensate service organizations for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Administration, Service and Cash Management Shares Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.
    At December 31, 2000, the amounts owed to affiliates were as follows (in thousands):

Portfolio	Management	Distribution and Service	Transfer Agent	Total
Prime Obligations	$ 259	$38	$ 26	$ 323

Money Market	843	70	109	1,022

Government	61	4	7	72

Treasury Obligations	284	—	33	317

Treasury Instruments	135	—	16	151

Federal	1,696	48	197	1,941

Tax-Exempt Diversified	654	21	79	754

Tax-Exempt California	217	9	28	254

Tax-Exempt New York	75	1	8	84

4.  Line of Credit Facility
Effective May 31, 2000, the Portfolios participated in a $350,000,000 committed, unsecured revolving line of credit facility. Prior thereto, the Portfolios participated in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangements, the Portfolios must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the year ended December 31, 2000, the Portfolios did not have any borrowings under these facilities.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)

December 31, 2000

5.  Joint Repurchase Agreement Accounts
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
    At December 31, 2000, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had undivided interests in the following joint repurchase agreement account, which equaled $50,700,000, $54,900,000, $49,200,000 and $352,600,000 in principal amount, respectively. At December 31, 2000, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Chase Securities
$1,000,000,000	6.00%	01/02/2001	$1,000,000,000	$1,000,666,667

Morgan Stanley Dean Witter
1,000,000,000	6.44	01/02/2001	1,000,000,000	1,000,715,556

UBS Warburg LLC
1,006,100,000	6.00	01/02/2001	1,006,100,000	1,006,770,733

Total Joint Repurchase Agreement Account I			$3,006,100,000	$3,008,152,956

At December 31, 2000, the Prime Obligations, Money Market and Government Portfolios had undivided interests in the following joint repurchase agreement account II, which equaled $125,000,000, $100,000,000 and $40,000,000 in principal amount, respectively. At December 31, 2000, the repurchase agreements held in this joint account II were fully collateralized by Federal Agency obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Banc of America Securities LLC
$900,000,000	6.50%	01/02/2001	$ 900,000,000	$ 900,650,000

Barclays Capital, Inc.
300,000,000	6.47	01/02/2001	300,000,000	300,215,667

Bear Stearns Companies, Inc.
500,000,000	6.48	01/02/2001	500,000,000	500,360,000

Deutsche Bank Securities
250,000,000	6.45	01/02/2001	250,000,000	250,179,167

Morgan Stanley Dean Witter
500,000,000	6.48	01/02/2001	500,000,000	500,360,000

Salomon Smith Barney Holdings, Inc.
301,300,000	6.47	01/02/2001	301,300,000	301,516,601

Total Joint Repurchase Agreement Account II			$2,751,300,000	$2,753,281,435

6.  Portfolio Concentrations
Since the Tax-Exempt California and Tax-Exempt New York Portfolios invest primarily in obligations of issuers within California and New York, respectively, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting California and New York.

7.  Other Matters
Pursuant to a Securities and Exchange Commission exemptive order, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs subject to certain annual limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

8. Change In Independent Accountants
On October 26, 1999, the Board of Trustees of the Portfolios, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Portfolios’ independent accountants to PricewaterhouseCoopers LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their reports.

Goldman Sachs Institutional Liquid Assets Portfolios—Tax information (unaudited)

    During the year ended December 31, 2000, 100% of the distributions from net investment income paid by the ILA Tax-Exempt Diversified, ILA Tax-Exempt California and ILA Tax-Exempt New York Portfolios were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)

December 31, 2000

9. Summary of Unit/Share Transactions (at $1.00 per unit/share)

Unit/share activity for the year ended December 31, 2000 is as follows:

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

ILA Units:
Units sold	7,762,631,214	8,489,705,384	726,304,416
Reinvestment of dividends and distributions	45,258,583	99,496,388	6,690,202
Units repurchased	(8,318,550,241)	(8,182,298,402)	(812,204,219)

	(510,660,444)	406,903,370	(79,209,601)

ILA Administration Units:
Units sold	249,695,398	706,491,578	13,019,402
Reinvestment of dividends and distributions	2,574,418	5,195,942	23,187
Units repurchased	(221,889,557)	(397,208,462)	(15,746,043)

	30,380,259	314,479,058	(2,703,454)

ILA Service Units:
Units sold	607,075,900	3,535,437,725	69,790,279
Reinvestment of dividends and distributions	4,497,877	18,773,862	3,082,570
Units repurchased	(534,103,489)	(3,591,717,273)	(101,986,816)

	77,470,288	(37,505,686)	(29,113,967)

ILA Class B Units:
Units sold	34,715,831	—	—
Reinvestment of dividends and distributions	642,614	—	—
Units repurchased	(34,469,493)	—	—

	888,952	—	—

ILA Class C Units:
Units sold	41,417,083	—	—
Reinvestment of dividends and distributions	330,388	—	—
Units repurchased	(38,377,686)	—	—

	3,369,785	—	—

Cash Management Shares:
Shares sold	499,498,375	1,256,560,629	126,848,701
Reinvestment of dividends and distributions	180,214	6,267,202	332,188
Shares repurchased	(460,599,186)	(947,635,776)	(82,800,903)

	39,079,403	315,192,055	44,379,986

Net increase (decrease) in units/shares	(359,471,757)	999,068,797	(66,647,036)

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

1,881,098,277	1,111,251,653	22,778,581,580	11,023,301,371	3,797,087,154	1,147,371,565
12,441,771	13,425,555	215,568,102	63,921,491	21,626,283	6,473,465
(1,913,816,204)	(1,148,198,627)	(21,943,796,299)	(11,089,113,853)	(4,063,198,185)	(1,137,526,989)

(20,276,156)	(23,521,419)	1,050,353,383	(1,890,991)	(244,484,748)	16,318,041

174,167,805	222,663,300	1,483,923,615	668,385,595	111,699,768	393,319,060
774,893	1,736,952	8,849,438	2,165,695	306,184	1,530,925
(202,181,669)	(234,686,705)	(873,471,412)	(567,867,868)	(93,425,651)	(350,669,083)

(27,238,971)	(10,286,453)	619,301,641	102,683,422	18,580,301	44,180,902

1,772,845,224	590,139,890	2,616,048,202	119,067,158	11,747,198	300,050
277,662	28,493	13,309,384	536,829	44	1,884
(1,544,651,499)	(792,574,624)	(2,635,737,275)	(89,206,033)	(38,912,927)	(50)

228,471,387	(202,406,241)	(6,379,689)	30,397,954	(27,165,685)	301,884

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

6,423,379	19,502,524	1,919,683,390	732,363,394	215,135,511	33,129,165
34,585	81,456	10,418,305	2,366,370	784,669	86,085
(3,859,770)	(8,007,292)	(1,151,275,349)	(507,642,014)	(144,760,058)	(19,459,060)

2,598,194	11,576,688	778,826,346	227,087,750	71,160,122	13,756,190

183,554,454	(224,637,425)	2,442,101,681	358,278,135	(181,910,010)	74,557,017

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)

December 31, 2000

9. Summary of Unit/Share Transactions (at $1.00 per unit/share) (continued)

Unit/share activity for the year ended December 31, 1999 is as follows:

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

ILA Units:
Units sold	6,187,318,969	8,475,508,367	1,555,372,030
Reinvestment of dividends and distributions	38,954,021	68,634,390	10,825,271
Units repurchased	(5,968,349,686)	(8,547,694,426)	(1,744,205,159)

	257,923,304	(3,551,669)	(178,007,858)

ILA Administration Units:
Units sold	341,083,548	316,803,676	14,714,311
Reinvestment of dividends and distributions	1,643,764	2,932,445	225,705
Units repurchased	(340,712,788)	(627,102,159)	(19,357,060)

	2,014,524	(307,366,038)	(4,417,044)

ILA Service Units:
Units sold	1,193,649,187	3,489,073,712	241,083,651
Reinvestment of dividends and distributions	4,150,597	13,041,115	3,971,441
Units repurchased	(1,224,133,407)	(3,150,531,872)	(270,941,573)

	(26,333,623)	351,582,955	(25,886,481)

ILA Class B Units:
Units sold	33,484,399	—	—
Reinvestment of dividends and distributions	599,021	—	—
Units repurchased	(29,051,583)	—	—

	5,031,837	—	—

ILA Class C Units:
Units sold	80,533,964	—	—
Reinvestment of dividends and distributions	224,125	—	—
Units repurchased	(80,136,593)	—	—

	621,496	—	—

Cash Management Shares:
Shares sold	—	—	599,583
Reinvestment of dividends and distributions	72	72	646
Shares repurchased	—	—	(449,237)

	72	72	150,992

Net increase (decrease) in units/shares	239,257,610	40,665,320	(208,160,391)

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

2,851,391,276	1,369,486,465	14,102,514,033	9,797,647,273	4,216,788,421		786,706,635
17,509,450	10,298,349	127,217,288	45,733,373	18,866,994		4,455,370
(3,199,058,228)	(1,496,646,180)	(13,684,083,018)	(9,671,043,644)	(3,924,772,626)		(753,410,503)

(330,157,502)	(116,861,366)	545,648,303	172,337,002	310,882,789		37,751,502

447,866,712	329,112,577	439,630,230	118,571,986	103,554,699		288,839,397
591,471	1,575,091	2,314,512	69,283	69,121		577,876
(486,656,745)	(430,207,218)	(949,431,515)	(117,066,866)	(95,225,456)		(273,160,637)

(38,198,562)	(99,519,550)	(507,486,773)	1,574,403	8,398,364		16,256,636

420,348,605	855,905,345	2,806,778,868	61,148,901	122,151,030		—
35,296	22,813	10,389,616	631,725	37		40
(191,056,113)	(923,580,498)	(2,586,777,645)	(78,639,722)	(94,923,834)		—

229,327,788	(67,652,340)	230,390,839	(16,859,096)	27,227,233		40

—	—	—	—	—		—
—	—	—	—	—		—
—	—	—	—	—		—

—	—	—	—	—		—

—	—	—	—	—		—
—	—	—	—	—		—
—	—	—	—	—		—

—	—	—	—	—		—

—	—	—	—	—		—
—	—	—	38	34		36
—	—	—	—	—		—

—	—	—	38	34		36

(139,028,276)	(284,033,256)	268,552,369	157,052,347	346,508,42	0	54,008,214

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights

Selected Data for a Unit/Share Outstanding Throughout Each Period

Prime Obligations Portfolio

												Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-ILA Units	$1.00	$0.06	$(0.06)	$1.00	6.14%		$ 584,448	0.43%		5.94%		0.43%		5.94%
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.98		71,230	0.58		5.87		0.58		5.87
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.72		170,446	0.83		5.63		0.83		5.63
2000-ILA B Units	1.00	0.05	(0.05)	1.00	5.09		20,333	1.43		4.97		1.43		4.97
2000-ILA C Units	1.00	0.05	(0.05)	1.00	5.09		10,806	1.43		5.02		1.43		5.02
2000-Cash Management Shares	1.00	0.05	(0.05)	1.00	5.54		39,081	1.00		5.46		1.43		5.03

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.90		1,095,109	0.43		4.79		0.43		4.79
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.74		40,850	0.58		4.65		0.58		4.65
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.48		92,975	0.83		4.33		0.83		4.33
1999-ILA B Units	1.00	0.04	(0.04)	1.00	3.86		19,444	1.43		3.83		1.43		3.83
1999-ILA C Units	1.00	0.04	(0.04)	1.00	3.86		7,436	1.43		3.76		1.43		3.76
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.30		1	1.00		4.44		1.43		4.01

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.32		837,185	0.43		5.19		0.43		5.19
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.16		38,836	0.58		5.05		0.58		5.05
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.90		119,309	0.83		4.79		0.83		4.79
1998-ILA B Units	1.00	0.04	(0.04)	1.00	4.27		14,412	1.43		4.07		1.43		4.07
1998-ILA C Units	1.00	0.04	(0.04)	1.00	4.27		6,814	1.43		4.13		1.43		4.13
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69	(c)	2	0.93	(c)	4.81	(c)	1.43	(c)	4.31	(c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.38		866,445	0.42		5.24		0.43		5.23
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.22		28,110	0.57		5.11		0.58		5.10
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.96		78,316	0.82		4.85		0.83		4.84
1997-ILA B Units	1.00	0.04	(0.04)	1.00	4.33		1,574	1.42		4.33		1.43		4.32
1997-ILA C Units (commenced August 15)	1.00	0.04	(0.04)	1.00	4.41	(c)	1,897	1.42	(c)	4.39	(c)	1.43	(c)	4.38	(c)

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.22		1,154,787	0.41		5.11		0.43		5.09
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.06		23,738	0.56		4.97		0.58		4.95
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.80		84,707	0.81		4.74		0.83		4.72
1996-ILA B Units (commenced May 8)	1.00	0.03	(0.03)	1.00	3.97	(c)	346	1.41	(c)	4.09	(c)	1.43	(c)	4.07	(c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Money Market Portfolio

									Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)	Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets	Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-ILA Units	$1.00	$0.06	$(0.06)	$1.00	6.18%	$1,753,668	0.41%	6.05%	0.41%	6.05%
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	6.02	321,440	0.56	6.12	0.56	6.12
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.76	346,427	0.81	5.63	0.81	5.63
2000-Cash Management Shares	1.00	0.06	(0.06)	1.00	5.60	315,194	0.98	5.72	1.41	5.29

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.92	1,346,765	0.41	4.80	0.41	4.80
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.76	6,961	0.56	4.64	0.56	4.64
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.50	383,932	0.81	4.42	0.81	4.42
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.32	2	0.98	4.37	1.41	3.94

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.33	1,350,317	0.40	5.17	0.43	5.14
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.17	314,327	0.55	5.04	0.58	5.01
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.91	32,349	0.80	4.79	0.83	4.76
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69 (c)	2	0.90 (c)	4.80 (c)	1.43 (c)	4.27 (c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.43	806,096	0.37	5.31	0.42	5.26
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.28	307,480	0.52	5.15	0.57	5.10
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	5.01	20,517	0.77	4.90	0.82	4.85

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.27	703,097	0.36	5.15	0.43	5.08
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.12	257,258	0.51	5.00	0.58	4.93
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.86	28,845	0.76	4.75	0.83	4.68

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Government Portfolio

									Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)	Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets	Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-ILA Units	$1.00	$0.06	$(0.06)	$1.00	6.05%	$126,034	0.43%	5.84%	0.48%	5.79%
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.89	562	0.58	5.57	0.63	5.52
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.63	50,733	0.83	5.42	0.88	5.37
2000-Cash Management Shares	1.00	0.05	(0.05)	1.00	5.50	44,533	1.00	5.60	1.48	5.12

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.77	205,244	0.43	4.64	0.45	4.62
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.61	3,265	0.58	4.42	0.60	4.40
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.35	79,847	0.83	4.24	0.85	4.22
1999-Cash Management Shares	1.00	0.04	(0.04)	1.00	4.18	153	1.00	4.68	1.45	4.23

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.21	383,243	0.43	5.09	0.45	5.07
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.05	7,692	0.58	4.94	0.60	4.92
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.79	105,732	0.83	4.67	0.85	4.65
1998-Cash Management Shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.57 (c)	2	0.93 (c)	4.60 (c)	1.45 (c)	4.08 (c)

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.31	460,457	0.42	5.16	0.42	5.16
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.15	10,192	0.57	4.98	0.57	4.98
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.89	83,799	0.82	4.78	0.82	4.78

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.15	694,651	0.41	5.04	0.44	5.01
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.99	36,055	0.56	4.89	0.59	4.86
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.73	94,228	0.81	4.63	0.84	4.60

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Treasury Obligations Portfolio

									Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)	Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets	Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-ILA Units	$1.00	$0.06	$(0.06)	$1.00	5.95%	$384,023	0.42%	5.77%	0.42%	5.77%
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.79	15,095	0.57	5.51	0.57	5.51
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.52	493,259	0.82	5.49	0.82	5.49
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.33 (d)	2,598	0.99 (c)	5.53 (c)	1.42 (c)	5.10 (c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.63	404,299	0.42	4.50	0.42	4.50
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.48	42,334	0.57	4.35	0.57	4.35
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.22	264,787	0.82	4.19	0.82	4.19

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.15	734,553	0.42	4.96	0.43	4.95
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.99	80,464	0.57	4.88	0.58	4.87
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.73	35,432	0.82	4.67	0.83	4.66

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.26	590,381	0.42	5.12	0.42	5.12
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.10	124,159	0.57	4.99	0.57	4.99
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.84	104,133	0.82	4.73	0.82	4.73

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.11	574,734	0.41	4.98	0.43	4.96
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.95	108,850	0.56	4.83	0.58	4.81
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.69	123,483	0.81	4.59	0.83	4.57

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Treasury Instruments Portfolio

									Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)	Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets	Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-ILA Units	$1.00	$0.05	$(0.05)	$1.00	5.62%	$201,088	0.43%	5.49%	0.45%	5.47%
2000-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.46	21,875	0.58	5.20	0.60	5.18
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.20	104,076	0.83	4.96	0.85	4.94
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.21 (d)	11,577	1.00 (c)	5.22 (c)	1.45 (c)	4.77 (c)

1999-ILA Units	1.00	0.04	(0.04)	1.00	4.38	224,609	0.43	4.29	0.43	4.29
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.22	32,162	0.58	4.09	0.58	4.09
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	3.96	306,483	0.83	3.90	0.83	3.90

1998-ILA Units	1.00	0.05	(0.05)	1.00	4.96	341,476	0.30	4.83	0.43	4.70
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.80	131,685	0.45	4.68	0.58	4.55
1998-ILA Service Units	1.00	0.04	(0.04)	1.00	4.54	374,128	0.70	4.43	0.83	4.30

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.17	330,241	0.22	5.02	0.42	4.82
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.01	98,667	0.37	4.88	0.57	4.68
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.75	295,404	0.62	4.63	0.82	4.43

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.10	708,999	0.21	4.96	0.43	4.74
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.95	137,706	0.36	4.82	0.58	4.60
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.68	383,901	0.61	4.56	0.83	4.34

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Federal Portfolio

									Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)	Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets	Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-ILA Units	$1.00	$0.06	$(0.06)	$1.00	6.03%	$4,221,684	0.40%	5.90%	0.40%	5.90%
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.87	620,138	0.55	6.01	0.55	6.01
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.61	278,002	0.80	5.48	0.80	5.48
2000-Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.36 (d)	778,826	1.00 (c)	5.59 (c)	1.43 (c)	5.16 (c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.81	3,171,330	0.41	4.72	0.41	4.72
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.66	836	0.56	4.46	0.56	4.46
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.39	284,382	0.81	4.30	0.81	4.30

1998-ILA Units	1.00	0.05	(0.05)	1.00	5.25	2,625,705	0.34	5.10	0.42	5.02
1998-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.09	508,297	0.49	4.97	0.57	4.89
1998-ILA Service Units	1.00	0.05	(0.05)	1.00	4.83	53,994	0.74	4.71	0.82	4.63

1997-ILA Units	1.00	0.05	(0.05)	1.00	5.40	2,050,559	0.27	5.26	0.41	5.12
1997-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.24	530,001	0.42	5.11	0.56	4.97
1997-ILA Service Units	1.00	0.05	(0.05)	1.00	4.98	34,540	0.67	4.83	0.81	4.69

1996-ILA Units	1.00	0.05	(0.05)	1.00	5.24	2,303,677	0.26	5.13	0.43	4.96
1996-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.09	794,537	0.41	4.98	0.58	4.81
1996-ILA Service Units	1.00	0.05	(0.05)	1.00	4.83	192,416	0.66	4.73	0.83	4.56

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Tax-Exempt Diversified Portfolio

									Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)	Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets	Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-ILA Units	$1.00	$0.04	$(0.04)	$1.00	3.74%	$1,732,707	0.41%	3.67%	0.42%	3.66%
2000-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.58	130,767	0.56	3.64	0.57	3.63
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.33	51,389	0.81	3.26	0.82	3.25
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.19	227,089	0.98	3.32	1.42	2.88

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.89	1,734,623	0.42	2.85	0.42	2.85
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.73	28,084	0.57	2.66	0.57	2.66
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.48	20,991	0.82	2.41	0.82	2.41
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.30	2	0.99	2.51	1.42	2.08

1998-ILA Units	1.00	0.03	(0.03)	1.00	3.17	1,562,285	0.35	3.12	0.41	3.06
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02	26,509	0.50	2.98	0.56	2.92
1998-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76	37,850	0.75	2.72	0.81	2.66
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.61 (c)	2	0.85 (c)	2.66 (c)	1.41 (c)	2.10 (c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.39	1,479,486	0.32	3.33	0.41	3.24
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.23	27,967	0.47	3.16	0.56	3.07
1997-ILA Service Units	1.00	0.03	(0.03)	1.00	2.97	30,513	0.72	2.97	0.81	2.88

1996-ILA Units	1.00	0.03	(0.03)	1.00	3.25	1,514,443	0.31	3.20	0.41	3.10
1996-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.09	59,097	0.46	3.06	0.56	2.96
1996-ILA Service Units	1.00	0.03	(0.03)	1.00	2.84	28,921	0.71	2.79	0.81	2.69

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Tax-Exempt California Portfolio

												Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distribution to unit/ shareholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-ILA Units	$1.00	$0.03	$(0.03)	$1.00	3.17%		$650,980	0.42%		3.08%		0.43%		3.07%
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02		27,490	0.56		2.99		0.57		2.98
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76		63	0.82		2.22		0.83		2.21
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	2.63		71,162	0.98		2.74		1.42		2.30

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.60		895,469	0.42		2.58		0.42		2.58
1999-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.45		8,910	0.57		2.38		0.57		2.38
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.19		27,229	0.82		2.39		0.82		2.39
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.02		1	0.99		2.15		1.42		1.72

1998-ILA Units	1.00	0.03	(0.03)	1.00	2.84		584,615	0.41		2.79		0.41		2.79
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.68		512	0.56		2.84		0.56		2.84
1998-ILA Service Units	1.00	0.02	(0.02)	1.00	2.43		2	0.81		2.48		0.81		2.48
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.25	(c)	2	0.91	(c)	2.37	(c)	1.41	(c)	1.87	(c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.15		591,003	0.42		3.10		0.42		3.10
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.00		360	0.57		2.98		0.57		2.98
1997-ILA Service Units (Re-commenced September 1)	1.00	0.01	(0.01)	1.00	2.87	(c)	2	0.82	(c)	2.90	(c)	0.82	(c)	2.90	(c)

1996-ILA Units	1.00	0.03	(0.03)	1.00	3.03		440,476	0.41		2.99		0.42		2.98
1996-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.88		142	0.56		2.84		0.57		2.83

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Tax-Exempt New York Portfolio

												Ratios assuming no expense reductions
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Years Ended December 31,

2000-ILA Units	$1.00	$0.04	$(0.04)	$1.00	3.57%		$176,618	0.43%		3.51%		0.47%		3.47%
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.41		82,019	0.58		3.44		0.62		3.40
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.15		303	0.83		3.33		0.87		3.29
2000-Cash Management Shares	1.00	0.03	(0.03)	1.00	3.02		13,758	1.00		3.15		1.47		2.68

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.76		160,301	0.43		2.73		0.44		2.72
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.60		37,836	0.58		2.61		0.59		2.60
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.35		2	0.83		2.29		0.84		2.28
1999-Cash Management Shares	1.00	0.02	(0.02)	1.00	2.17		2	1.00		2.34		1.44		1.90

1998-ILA Units	1.00	0.03	(0.03)	1.00	3.02		122,550	0.36		2.96		0.51		2.81
1998-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.87		21,580	0.51		2.85		0.66		2.70
1998-ILA Service Units	1.00	0.03	(0.03)	1.00	2.61		2	0.76		2.61		0.91		2.46
1998-Cash Management Shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.46	(c)	1	0.86	(c)	2.56	(c)	1.51	(c)	1.91	(c)

1997-ILA Units	1.00	0.03	(0.03)	1.00	3.29		102,887	0.33		3.24		0.43		3.14
1997-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.14		31,993	0.48		3.09		0.58		2.99
1997-ILA Service Units (commenced September 15)	1.00	0.01	(0.01)	1.00	3.02	(c)	2	0.73	(c)	3.04	(c)	0.83	(c)	2.94	(c)

1996-ILA Units	1.00	0.03	(0.03)	1.00	3.05		70,175	0.32		3.01		0.43		2.90
1996-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.90		44,319	0.47		2.88		0.58		2.77

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.

Report of Independent Accountants

To Board of Trustees of Goldman Sachs Trust and the Shareholders of Institutional Liquid Assets Portfolios:

    In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Portfolio, Money Market Portfolio, Government Portfolio, Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio (collectively, the “Institutional Liquid Assets Portfolios”), portfolios of Goldman Sachs Trust at December 31, 2000 and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Institutional Liquid Assets Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets of the Institutional Liquid Assets Portfolios’ for the year ended December 31, 1999 and the financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 14, 2000 expressed an unqualified opinion thereon.

PRICEWATERHOUSE COOPERS LLP

Boston, Massachusetts
February 15, 2001

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS

Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Peter W. Fortner., Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Howard B. Surloff, Secretary
Amy E. Belanger, Assistant Secretary
Kaysie P. Uniacke, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT

Investment Advisor

ILA/AR 12/00	Goldman Sachs Funds
32 Old Slip
New York, NY 10005